                 Genworth Life & Annuity VA Separate Account 1
                                Prospectus For
             Flexible Premium Variable Deferred Annuity Contracts
                                Form P1154 4/00

                                  Issued by:
                  Genworth Life and Annuity Insurance Company
                                 Home Office:
                            6610 West Broad Street
                           Richmond, Virginia 23230
                           Telephone: (800) 352-9910

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This prospectus, dated May 1, 2007, describes a flexible premium variable deferred annuity contract (the "contract" or "contracts") issued prior to May 1, 2003, or prior to the date on which state insurance authorities approve applicable contract modifications. The contract may be issued to individuals and qualified and nonqualified retirement plans. Genworth Life and Annuity Insurance Company (the "Company," "we," "us," or "our") issues the contract. This contract may be referred to as "RetireReady/SM/ Choice" in our marketing materials.

This prospectus gives details about the contract, Genworth Life & Annuity VA Separate Account 1 (the "Separate Account") and the Guarantee Account that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.

The contract offers you the opportunity to accumulate Contract Value and provides for the payment of periodic annuity benefits. We may pay these annuity benefits on a variable or fixed basis.

You may allocate your purchase payments to the Separate Account, the Guarantee Account, or both. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below:

AIM Variable Insurance Funds:
AIM V.I. Basic Value Fund -- Series II shares
AIM V.I. Capital Appreciation Fund -- Series I shares
AIM V.I. Core Equity Fund -- Series I shares
AIM V.I. International Growth Fund -- Series II shares

AllianceBernstein Variable Products Series Fund, Inc.:
AllianceBernstein Global Technology Portfolio -- Class B
AllianceBernstein Growth and Income Portfolio -- Class B
AllianceBernstein International Value Portfolio -- Class B
AllianceBernstein Large Cap Growth Portfolio -- Class B
AllianceBernstein Small Cap Growth Portfolio -- Class B

American Century Variable Portfolios II, Inc.:
VP Inflation Protection Fund -- Class II

BlackRock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund -- Class III Shares
BlackRock Global Allocation V.I. Fund -- Class III Shares
BlackRock Large Cap Growth V.I. Fund -- Class III Shares
BlackRock Value Opportunities V.I. Fund -- Class III Shares

Columbia Funds Variable Insurance Trust I:
Columbia Marsico Growth Fund, Variable Series -- Class A
Columbia Marsico International Opportunities Fund, Variable Series -- Class B

Eaton Vance Variable Trust:
VT Floating-Rate Income Fund
VT Worldwide Health Sciences Fund

Evergreen Variable Annuity Trust:
Evergreen VA Omega Fund -- Class 2

Federated Insurance Series:
Federated High Income Bond Fund II -- Service Shares
Federated Kaufmann Fund II -- Service Shares

Fidelity(R) Variable Insurance Products Fund:
VIP Balanced Portfolio -- Service Class 2
VIP Contrafund(R) Portfolio -- Service Class 2
VIP Dynamic Capital Appreciation Portfolio -- Service Class 2
VIP Equity-Income Portfolio -- Service Class 2
VIP Growth Portfolio -- Service Class 2
VIP Growth & Income Portfolio -- Service Class 2
VIP Investment Grade Bond Portfolio -- Service Class 2
VIP Mid Cap Portfolio -- Service Class 2
VIP Value Strategies Portfolio -- Service Class 2

Franklin Templeton Variable Insurance Products Trust:
Franklin Income Securities Fund -- Class 2 Shares
Mutual Shares Securities Fund -- Class 2 Shares
Templeton Growth Securities Fund -- Class 2 Shares

GE Investments Funds, Inc.:
Income Fund
Mid-Cap Equity Fund
Money Market Fund
Premier Growth Equity Fund
Real Estate Securities Fund
S&P 500(R) Index Fund
Small-Cap Equity Fund
Total Return Fund -- Class 1 Shares/1/
Total Return Fund -- Class 3 Shares/1/
U.S. Equity Fund
Value Equity Fund

Janus Aspen Series:
Balanced Portfolio -- Service Shares
Forty Portfolio -- Service Shares

Legg Mason Partners Variable Equity Trust:/2/
Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II Legg Mason Partners Variable Fundamental Value Portfolio -- Class I

MFS(R) Variable Insurance Trust:
MFS(R) Investors Growth Stock Series -- Service Class Shares
MFS(R) Investors Trust Series -- Service Class Shares
MFS(R) Total Return Series -- Service Class Shares
MFS(R) Utilities Series -- Service Class Shares

Oppenheimer Variable Account Funds:
Oppenheimer Balanced Fund/VA -- Service Shares
Oppenheimer Capital Appreciation Fund/VA -- Service Shares
Oppenheimer Global Securities Fund/VA -- Service Shares
Oppenheimer Main Street Fund/VA -- Service Shares
Oppenheimer Main Street Small Cap Fund/VA -- Service Shares
Oppenheimer MidCap Fund/VA -- Service Shares

PIMCO Variable Insurance Trust:
All Asset Portfolio -- Advisor Class Shares
High Yield Portfolio -- Administrative Class Shares
Long-Term U.S. Government Portfolio -- Administrative Class Shares Low Duration Portfolio -- Administrative Class Shares
Total Return Portfolio -- Administrative Class Shares

The Prudential Series Fund:
Jennison Portfolio -- Class II
Jennison 20/20 Focus Portfolio -- Class II
Natural Resources Portfolio -- Class II

Rydex Variable Trust:
OTC Fund

The Universal Institutional Funds, Inc.:
Equity and Income Portfolio -- Class II Shares

Van Kampen Life Investment Trust:
Comstock Portfolio -- Class II Shares

XTF Advisors Trust:
ETF 60 Portfolio -- Class II Shares

/1/ The Subaccount invests in Class 1 shares of the Total Return Fund for contracts issued before May 1, 2006. Class 1 shares of the Total Return Fund are not available for contracts issued on or after May 1, 2006. The Subaccount invests in Class 3 shares of the Total Return Fund for contracts issued on or after May 1, 2006.
/2/ Legg Mason executed a reorganization of its fund operations effective April
    28, 2007. As a result of this reorganization, the following transactions were effected:

   Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Fundamental Value Portfolio; and
   Legg Mason Partners Variable Portfolios II-- Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Aggressive Growth Portfolio.

The following Portfolio is not available for new purchase payments or transfers:

Janus Aspen Series:
International Growth Portfolio -- Service Shares

The following Portfolios are not available to contracts issued on or after May 1, 2003:

Dreyfus:
The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares/1/

Janus Aspen Series:
Global Life Sciences Portfolio -- Service Shares
Global Technology Portfolio -- Service Shares
Large Cap Growth Portfolio -- Service Shares
Mid Cap Growth Portfolio -- Service Shares
Worldwide Growth Portfolio -- Service Shares

PIMCO Variable Insurance Trust:
Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares

The following Portfolios are not available to contracts issued on or after May 1, 2006:

Fidelity(R) Variable Insurance Products Fund:
VIP Asset Manager/SM/ Portfolio -- Service Class 2

Goldman Sachs Variable Insurance Trust:
Goldman Sachs Mid Cap Value Fund

MFS(R) Variable Insurance Trust:
MFS(R) New Discovery Series -- Service Class Shares

The following Portfolios are not available to contracts issued on or after May 1, 2007:

Legg Mason Partners Variable Equity Trust:/2/
Legg Mason Partners Variable Capital and Income Portfolio -- Class II

Van Kampen Life Investment Trust:
Strategic Growth Portfolio -- Class II Shares

Not all of these Portfolios may be available in all states or in all markets.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Your contract:

  .  Is NOT a bank deposit

  .  Is NOT FDIC insured

  .  Is NOT insured or endorsed by a bank or any federal government agency

  .  Is NOT available in every state

  .  MAY go down in value

Except for amounts in the Guarantee Account, both the value of a contract before the Annuity Commencement Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. You bear the investment risk of investing in the Portfolios.

This contract has optional benefits, for an additional charge, available to contract owners. Not all benefits may be available in all states or in all markets. Should you not be able to obtain a certain feature explained in this prospectus through your current representative, please contact our Home Office at the telephone number or address listed below to inquire as to whether a particular optional benefit is available in your state and if so, for a list of firms that will permit such an optional benefit for sale. Please note that some optional benefits may have requirements that differ from or are in addition to the base contract. Before deciding to invest in an optional benefit, you should weigh its costs and benefits against the possibility that, had you not purchased the optional benefit, your Contract Value may have been higher.

/1/ The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares will only be available to contracts purchased through particular financial institutions or brokerage firms effective May 1, 2003.
/2/ Legg Mason executed a reorganization of its fund operations effective April
    28, 2007. As a result of this reorganization, Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Capital and Income Portfolio.

The contract is also offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contract. Guarantees under the contract are the sole responsibility of the Company.

In the future, additional portfolios managed by certain financial institutions or brokerage firms may be added to the Separate Account. These portfolios may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.

A Statement of Additional Information, dated May 1, 2007, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy, call us at:

                                (800) 352-9910;

                                or write us at:

                            6610 West Broad Street
                           Richmond, Virginia 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

Table of Contents

Definitions.....................................................................  7

Fee Tables......................................................................  8
   Examples..................................................................... 10

Synopsis........................................................................ 10

Condensed Financial Information................................................. 12

Financial Statements............................................................ 12

The Company..................................................................... 12

The Separate Account............................................................ 13
   The Portfolios............................................................... 13
   Subaccounts.................................................................. 14
   Voting Rights................................................................ 22
   Asset Allocation Program..................................................... 22

The Guarantee Account........................................................... 27

Charges and Other Deductions.................................................... 28
   Transaction Expenses......................................................... 28
     Surrender Charge........................................................... 28
     Exceptions to the Surrender Charge......................................... 28
   Deductions from the Separate Account......................................... 29
   Other Charges................................................................ 29

The Contract.................................................................... 30
   Purchase of the Contract..................................................... 30
   Ownership.................................................................... 31
   Assignment................................................................... 31
   Purchase Payments............................................................ 31
   Valuation Day and Valuation Period........................................... 32
   Allocation of Purchase Payments.............................................. 32
   Valuation of Accumulation Units.............................................. 32

Transfers....................................................................... 33
   Transfers Before the Annuity Commencement Date............................... 33
   Transfers from the Guarantee Account to the Subaccounts...................... 33
   Transfers from the Subaccounts to the Guarantee Account...................... 33
   Transfers Among the Subaccounts.............................................. 33
   Telephone/Internet Transactions.............................................. 34
   Confirmation of Transactions................................................. 34
   Special Note on Reliability.................................................. 34
   Transfers by Third Parties................................................... 35
   Special Note on Frequent Transfers........................................... 35
   Dollar Cost Averaging Program................................................ 36
   Portfolio Rebalancing Program................................................ 37
   Guarantee Account Interest Sweep Program..................................... 38

Surrenders and Partial Withdrawals.............................................. 38
   Surrenders and Partial Withdrawals........................................... 38
   Restrictions on Distributions from Certain Contracts......................... 39

   Systematic Withdrawal Program................................................  39
   Annuity Cross Funding Program................................................  40

The Death Benefit...............................................................  42
   Death Benefit at Death of Any Annuitant Before the Annuity Commencement Date.  42
   Optional Death Benefit.......................................................  43
   Optional Enhanced Death Benefit..............................................  44
   When We Calculate the Death Benefit..........................................  45
   Death of an Owner or Joint Owner Before the Annuity Commencement Date........  45
   Death of Owner, Joint Owner, or Annuitant On or After the Annuity
     Commencement Date..........................................................  46

Income Payments.................................................................  46
   Income Payments and the Annuity Commencement Date............................  46
   Optional Payment Plans.......................................................  48
   Variable Income Payments.....................................................  48
   Transfers After the Annuity Commencement Date................................  49

Tax Matters.....................................................................  49
   Introduction.................................................................  49
   Taxation of Non-Qualified Contracts..........................................  49
   Section 1035 Exchanges.......................................................  52
   Qualified Retirement Plans...................................................  52
   Federal Income Tax Withholding...............................................  55
   State Income Tax Withholding.................................................  55
   Tax Status of the Company....................................................  55
   Changes in the Law...........................................................  55

Requesting Payments.............................................................  55

Sale of the Contracts...........................................................  56

Additional Information..........................................................  57
   Owner Questions..............................................................  57
   Return Privilege.............................................................  57
   State Regulation.............................................................  58
   Evidence of Death, Age, Gender, Marital Status or Survival...................  58
   Records and Reports..........................................................  58
   Other Information............................................................  58
   Legal Proceedings............................................................  58

Appendix A -- The Death Benefit................................................. A-1

Appendix B -- Condensed Financial Information................................... B-1

Table of Contents for Statement of Additional Information

DEFINITIONS

The following terms are used throughout the prospectus:

Accumulation Unit -- An accounting unit of measure we use to calculate the value in the Separate Account before the income payments commence.

Annuitant/Joint Annuitant -- The person(s) named in the contract upon whose age and, where appropriate, gender, we determine monthly income benefits.

Annuity Commencement Date -- The date on which your income payments will commence, if any Annuitant is living on that date. The Annuity Commencement Date is stated in your contract, unless changed by you in writing in a form acceptable to us.

Annuity Unit -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

Code -- The Internal Revenue Code of 1986, as amended.

Contract Date -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract Date to determine contract years and anniversaries.

Contract Value -- The total value of all your Accumulation Units in the Subaccounts and any amounts you hold in the Guarantee Account.

Fund -- Any open-end management investment company or any unit investment trust in which the Separate Account invests.

Funding Annuity -- This variable deferred annuity issued by Genworth Life and Annuity Insurance Company; this contract becomes a Funding Annuity when it is purchased on the same date as a Scheduled Purchase Payment Variable Deferred Annuity Contract issued by Genworth Life and Annuity Insurance Company. The assets of this Funding Annuity are withdrawn and immediately allocated to the Scheduled Purchase Payment Variable Deferred Annuity Contract.

General Account -- Assets of the Company other than those allocated to the Separate Account or any other separate account of the Company.

Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account.

Home Office -- Our office located at 6610 West Broad Street, Richmond, Virginia 23230.

Portfolio -- A division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objective. Not all Portfolios may be available in all states or markets.

Separate Account -- Genworth Life & Annuity VA Separate Account 1, a separate investment account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

Subaccount -- A division of the Separate Account which invests exclusively in shares of a designated Portfolio. Not all Subaccounts may be available in all states or markets. A Subaccount may be referred to as an Investment Subdivision in your contract and/or marketing materials.

Surrender Value -- The value of your contract as of the date we receive your written request to surrender at our Home Office, less any applicable premium tax, annual contract charge, any optional benefit charge and any surrender charge.

Valuation Day -- Each day on which the New York Stock Exchange is open for regular trading, except for days that the Subaccount's corresponding Portfolio does not value its shares.

Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

FEE TABLES

The following tables describe fees and expenses that you will pay when buying, owning or partially withdrawing assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial withdrawal, fully surrender your contract, or transfer assets among the investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
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Surrender Charge (as a percentage of purchase      Number of Completed Years Surrender Charge as
 payments partially withdrawn or surrendered)      Since We Received the     a Percentage of the
                                                   Purchase Payment          Purchase Payment
                                                                             Partially Withdrawn or
                                                                             Surrendered/1,2/
                                                   ------------------------------------------------
                                                               0                       6%
                                                               1                       6%
                                                               2                       6%
                                                               3                       6%
                                                               4                       5%
                                                               5                       4%
                                                           6 or more                   0%
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 Transfer Charge                                                      $10.00/3/
---------------------------------------------------------------------------------------------------

/1/A surrender charge is not assessed on any amounts representing gain. In addition, you may withdraw the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without incurring a surrender charge; the free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be taken from the amount withdrawn unless otherwise requested.

/2/Any partial withdrawals that are immediately allocated to a Scheduled
   Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program are not subject to a surrender charge.

/3/We currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge for each transfer among the Subaccounts.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

Periodic Charges Other Than Portfolio Expenses
--------------------------------------------------------------------------------------------
Annual Contract Charge                                            $30.00/1/
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Separate Account Annual Expenses
 (as a percentage of your average daily net assets in the Separate Account)
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                                                  Annuitant (Joint          Either Annuitant
                                                  Annuitant, if any) Age 70 Over Age 70 at
                                                  or Younger at Issue       Issue
                                                  ------------------------------------------
  Mortality and Expense Risk Charge                         1.35%                1.55%
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  Administrative Expense Charge                                     0.15%
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Optional Benefits
 (as a percentage of your Contract Value at the time the charge is taken)/2/
--------------------------------------------------------------------------------------------
  Optional Death Benefit Rider                                     0.25%/3/
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  Optional Enhanced Death Benefit Rider                            0.35%/4/
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                                                  Annuitant (Joint          Either Annuitant
                                                  Annuitant, if any) Age 70 Over Age 70 at
                                                  or Younger at Issue       Issue
                                                  ------------------------------------------
Maximum Total Separate Account Annual Expenses/5/           2.10%                2.30%
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/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is more than $40,000 at the time the charge is assessed.

/2/All charges for the optional benefits are taken in arrears on each contract anniversary and at the time the contract is surrendered.

/3/The charge is based on the Contract Value at the time the charge is assessed.

/4/The charge is based on your average Contract Value for the prior contract year. Currently we deduct 0.20% of your average Contract Value for the prior contract year.

/5/The Maximum Total Separate Account Annual Expenses assume that the owner elects the Optional Death Benefit Rider and the Optional Enhanced Death Benefit Rider. If only one optional rider is elected, or if no options are elected, the total Separate Account annual expenses would be lower.

For information concerning compensation paid for the sale of the contract, see the "Sale of the Contracts" provision of the prospectus.

The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios that you may pay periodically during the time that you own the contract. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (12b-1) fees, and other expenses. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.

Annual Portfolio Expenses/1/                                                     Minimum Maximum
------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (before fee waivers or reimbursements)  0.40%   2.48%
------------------------------------------------------------------------------------------------

/1/The Portfolio expenses used to prepare this table were provided to the Company by the Funds. The Company has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2006. Current or future expenses may be greater or less than those shown. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements (whether voluntary or contractual) are 0.40% and 1.75%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

Examples

These Examples are intended to help you compare the costs of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, Separate Account annual expenses and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  . elected the Optional Enhanced Death Benefit Rider and the Optional Death Benefit Rider; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,050      $2,070      $2,999       $5,088

The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract or that you decide not to surrender your contract at the end of the stated time period.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $510       $1,530      $2,549       $5,088

Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account Annual Expenses of 1.70% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . an annual contract charge of $30 (assumed to be equivalent to 0.30% of the Contract Value);

  . a maximum charge of 0.35% for the Optional Enhanced Death Benefit Rider (deducted annually as a percentage of the prior contract year's Contract Value); and

  . a charge of 0.25% for the Optional Death Benefit Rider (deducted annually as a percentage of the Contract Value).

If one or all of the available rider options are not elected, the expense figures shown above would be lower.

SYNOPSIS

What type of contract am I buying? The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). Because this contract may be used with certain tax qualified retirement plans that offer their own tax deferral benefit, you should consider purchasing the contract for a reason other than tax deferral if you are purchasing this contract as a Qualified Contract. This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The Contract" provision of this prospectus.

How does the contract work? Once we approve your application, we will issue a contract to you. During the accumulation period you can use your purchase payments to buy Accumulation Units in the Separate Account or interests in the Guarantee Account. Should you decide to receive income payments (annuitize the contract or a portion thereof), we will convert all or a portion of the contract being annuitized from Accumulation Units to Annuity Units. You can choose fixed or variable income payments. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and on the value of each unit on the date the payment is determined. See "The Contract" provision of this prospectus.

What is the Separate Account? The Separate Account is a segregated asset account established under Virginia insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts in accordance with your instructions. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the Separate Account. See "The Separate Account" provision of this prospectus.

What are my variable investment choices? Through its Subaccounts, the Separate Account uses your purchase payments to purchase shares, at your direction, in one or more of the Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate Account" provision of this prospectus.

What is the Guarantee Account? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. You may transfer assets between the Guarantee Account and the Separate Account subject to certain restrictions. The Guarantee Account may not be available in all states or all markets. See the "Transfers" and "The Guarantee Account" provisions of this prospectus.

What charges are associated with this contract? Should you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for six full years, we will assess a surrender charge ranging from 6% to 2%, depending upon how many full years those payments have been in the contract. If your purchase payments have been in your contract for six full years, the surrender charge reduces to 0%.

You may also partially withdraw up to the greater of 10% of purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without being assessed a surrender charge. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. We do not assess a surrender charge on any amounts withdrawn that represent gain. We may also waive the surrender charge in certain circumstances. See the "Surrender Charge" provision of this prospectus.

We assess annual charges in the aggregate at an effective annual rate of 1.50% (1.70% for contracts where either Annuitant is older than age 70 at the time the contract is issued) against the daily net asset value of the Separate Account. These charges consist of an administrative expense charge of 0.15% and a mortality and expense risk charge of 1.35% (1.55% for contracts where either Annuitant is older than age 70 at the time the contract is issued). There is also a $30 annual contract charge which we waive if the Contract Value is more than $40,000 at the time the charge is assessed. We also charge for the optional riders. For a complete discussion of the charges associated with the contract, see the "Charges and Other Deductions" provision of this prospectus.

If your state assesses a premium tax with respect to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct those amounts from purchase payments or the Contract Value, as applicable. See the "Charges and Other Deductions" and the "Deductions for Premium Taxes" provisions of this prospectus.

There are also expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio as well as 12b-1 fees, or service share fees, if applicable. See the "Fee Tables" section in this prospectus. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio in connection with a transfer. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio.

We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the "Sale of the Contracts" provision of this prospectus.

We offer other variable annuity contracts through the Separate Account (and our other separate accounts) that also invest in the same Portfolios (or many of the same) of the Funds offered under the contract. These other contracts have different charges and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative or call (800) 352-9910.

How much must I pay and how often? Subject to certain minimum and maximum payments, the amount and frequency of purchase payments are flexible. See "The Contract --Purchase Payments" provision of this prospectus.

How will my income payments be calculated? We will pay you a monthly income beginning on the Annuity Commencement Date provided any Annuitant is still living on that date. You may also decide to take income payments under one of the Optional Payment Plans. We will base your initial payment on the Contract Value and other factors. See the "Income Payments" provision of this prospectus.

What happens if I die before the Annuity Commencement Date? Before the Annuity Commencement Date, if an owner, joint owner or Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary. See "The Death Benefit" provision of this prospectus.

May I transfer assets among Subaccounts and to and from the Guarantee Account? Yes, however there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on allocations. The minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. Transfers among the Subaccounts, as well as to and from the Guarantee Account, may be subject to certain restrictions. See the "Transfers," "Income Payments --Transfers After the Annuity Commencement Date" and "The Guarantee Account" provisions of this prospectus.

May I surrender the contract or take partial withdrawals? Yes, subject to contract requirements and restrictions imposed under certain retirement plans.

If you surrender the contract or take a partial withdrawal, we may assess a surrender charge as discussed above. In addition, you may be subject to income tax and, if you are younger than age 59 1/2 at the time of the surrender or partial withdrawal, a 10% penalty tax. A surrender or a partial withdrawal may also be subject to tax withholding. See the "Tax Matters" provision of this prospectus. A partial withdrawal may reduce the death benefit by the proportion that the partial withdrawal (including any applicable surrender charge and premium tax) reduces your Contract Value. See "The Death Benefit" provision of this prospectus for more information.

Do I get a free look at this contract? Yes, you have the right to return the contract to us at our Home Office at the address listed on page 1 of this prospectus, and have us cancel the contract within a certain number of days (usually 10 days from the date you receive the contract, but some states require different periods).

If you exercise this right, we will cancel the contract as of the Valuation Day we receive your request and send you a refund equal to your Contract Value plus any charges we have deducted from purchase payments prior to their allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the Valuation Day we received the returned contract at our Home Office. Or, if required by the law of your state, we will refund your purchase payments (less any withdrawals previously taken). See the "Return Privilege" provision of this prospectus for more information.

When are my allocations effective when purchasing this contract? Within two business days after we have received all of the information necessary to process your purchase order, we will allocate your initial purchase payment directly to the Guarantee Account and/or the Subaccounts that correspond to the Portfolios you choose. See the "The Contract -- Allocation of Purchase Payments" provision of this prospectus.

What are the Federal tax implications of my investment in the contract? Generally, all investment earnings under the contract are tax-deferred until withdrawn or until income payments begin. A distribution from the contract, which includes a full surrender or partial withdrawal or payment of a death benefit, will generally result in taxable income if there has been an increase in the Contract Value. In certain circumstances, a 10% penalty tax may also apply. All amounts includable in income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Tax Matters" provision of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges which may vary from contract to contract. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values.

Please see Appendix B of this prospectus for tables of Accumulation Unit values.

FINANCIAL STATEMENTS

The consolidated "historical" and "as-if-pooled" financial statements for Genworth Life and Annuity Insurance Company and subsidiaries, as well as the financial statements for the Separate Account, are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call (800) 352-9910 or write to our Home Office at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on the SEC's website at http://www.sec.gov.

THE COMPANY

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance policies and annuity contracts. We do business in 49 states and the District of Columbia. Our principal offices are at 6610 West Broad Street, Richmond, Virginia 23230. We are obligated to pay all amounts promised under the contract.

Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. GNA Corporation directly owns the stock of Capital Brokerage Corporation and the Company. GNA Corporation is directly owned by Genworth Financial, Inc., a public company.

We are a charter member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines.

Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

THE SEPARATE ACCOUNT

We established the Separate Account as a separate investment account on August 19, 1987. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contract as well as for other purposes permitted by law.

Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct. Guarantees made under the contract, including any rider options, are based on the claims paying ability of the Company to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

The Portfolios

There is a separate Subaccount which corresponds to each Portfolio of a Fund offered in this contract. You select the Subaccounts to which you allocate purchase payments. You may currently change your future purchase payment allocation without penalty or charges. In addition, there are limitations on the number of transfers that may be made each contract year. See the "Transfers" provision for additional information.

Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios of a Fund and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

Before choosing a Subaccount to allocate your purchase payments and assets, carefully read the prospectus for each Portfolio, along with this prospectus. You may obtain the most recent prospectus for each Portfolio by calling us at
(800) 352-9910, or writing us at 6610 West Broad Street, Richmond, Virginia 23230. You may also obtain copies of the prospectus for each Portfolio on our website at www.gefinancialpro.com. We summarize the investment objectives of each Portfolio below. There is no assurance that any Portfolio will meet its objective. We do not guarantee any minimum value for the amounts allocated to the Separate Account. You bear the investment risk of investing in the Subaccounts.

The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

Subaccounts

You may allocate purchase payments in the Subaccounts of the Portfolios listed below in addition to the Guarantee Account at any one time.


                        Subaccount Investing In                    Investment Objective
                        --------------------------------------------------------------------------
AIM VARIABLE            AIM V.I. Basic Value Fund --     Seeks to provide long-term growth of
INSURANCE FUNDS         Series II shares                 capital.
                        --------------------------------------------------------------------------
                        AIM V.I. Capital Appreciation    Seeks to provide growth of capital.
                        Fund -- Series I shares
                        --------------------------------------------------------------------------
                        AIM V.I. Core Equity Fund --     Seeks to provide growth of capital.
                        Series I shares
                        --------------------------------------------------------------------------
                        AIM V.I. International Growth    Seeks to provide long-term growth of
                        Fund -- Series II shares         capital.
                        --------------------------------------------------------------------------
ALLIANCEBERNSTEIN       AllianceBernstein Global         Long-term growth of capital.
VARIABLE PRODUCTS       Technology Portfolio -- Class B
SERIES FUND, INC.       --------------------------------------------------------------------------
                        AllianceBernstein Growth and     Long-term growth of capital.
                        Income Portfolio -- Class B
                        --------------------------------------------------------------------------
                        AllianceBernstein International  Long-term growth of capital.
                        Value Portfolio -- Class B
                        --------------------------------------------------------------------------
                        AllianceBernstein Large Cap      Long-term growth of capital.
                        Growth Portfolio -- Class B
                        --------------------------------------------------------------------------
                        AllianceBernstein Small Cap      Long-term growth of capital.
                        Growth Fund -- Class B
                        --------------------------------------------------------------------------
AMERICAN CENTURY        VP Inflation Protection Fund --  Pursues long-term total return using a
VARIABLE PORTFOLIOS II, Class II                         strategy that seeks to protect against
INC.                                                     U.S. inflation.
                        --------------------------------------------------------------------------
BLACKROCK VARIABLE      BlackRock Basic Value V.I.       Seeks capital appreciation, and
SERIES FUNDS, INC.      Fund -- Class III Shares         secondarily, income.

                        --------------------------------------------------------------------------
                        BlackRock Global Allocation V.I. Seeks high total investment return.
                        Fund -- Class III Shares



                        --------------------------------------------------------------------------
                        BlackRock Large Cap Growth V.I.  Seeks long-term capital growth.
                        Fund -- Class III Shares

                        --------------------------------------------------------------------------
                        BlackRock Value Opportunities    Seeks long-term growth of capital.
                        V.I. Fund -- Class III Shares

                        --------------------------------------------------------------------------
COLUMBIA FUNDS          Columbia Marsico Growth Fund,    The fund seeks long-term growth of
VARIABLE INSURANCE      Variable Series -- Class A       capital.
TRUST I
                        --------------------------------------------------------------------------
                        Columbia Marsico International   The fund seeks long-term growth of
                        Opportunities Fund, Variable     capital.
                        Series -- Class B
                        --------------------------------------------------------------------------
EATON VANCE VARIABLE    VT Floating-Rate Income Fund     To provide a high level of current
TRUST                                                    income.
                        --------------------------------------------------------------------------
                        VT Worldwide Health Sciences     Seeks long-term capital growth by
                        Fund                             investing in a worldwide and
                                                         diversified portfolio of health sciences
                                                         companies.
                        --------------------------------------------------------------------------

                                            Adviser (and Sub-Adviser(s),
          Investment Objective                     as applicable)
---------------------------------------------------------------------------
Seeks to provide long-term growth of     A I M Advisors, Inc.
capital.
---------------------------------------------------------------------------
Seeks to provide growth of capital.      A I M Advisors, Inc.

---------------------------------------------------------------------------
Seeks to provide growth of capital.      A I M Advisors, Inc.

---------------------------------------------------------------------------
Seeks to provide long-term growth of     A I M Advisors, Inc.
capital.
---------------------------------------------------------------------------
Long-term growth of capital.             AllianceBernstein, L.P.

---------------------------------------------------------------------------
Long-term growth of capital.             AllianceBernstein, L.P.

---------------------------------------------------------------------------
Long-term growth of capital.             AllianceBernstein, L.P.

---------------------------------------------------------------------------
Long-term growth of capital.             AllianceBernstein, L.P.

---------------------------------------------------------------------------
Long-term growth of capital.             AllianceBernstein, L.P.

---------------------------------------------------------------------------
Pursues long-term total return using a   American Century Investment
strategy that seeks to protect against   Management, Inc.
U.S. inflation.
---------------------------------------------------------------------------
Seeks capital appreciation, and          BlackRock Advisors, LLC
secondarily, income.                     (subadvised by BlackRock
                  Investment Management, LLC)
---------------------------------------------------------------------------
Seeks high total investment return.      BlackRock Advisors, LLC
         (subadvised by BlackRock
                                         Investment Management, LLC and
                                         BlackRock Asset Management U.K.
                                         Limited)
---------------------------------------------------------------------------
Seeks long-term capital growth.          BlackRock Advisors, LLC
         (subadvised by BlackRock
                                         Investment Management, LLC)
---------------------------------------------------------------------------
Seeks long-term growth of capital.       BlackRock Advisors, LLC
         (subadvised by BlackRock
                                         Investment Management, LLC)
---------------------------------------------------------------------------
The fund seeks long-term growth of       Columbia Management Advisors,
capital.                                 LLC (subadvised by Marsico Capital
                  Management, LLC)
---------------------------------------------------------------------------
The fund seeks long-term growth of       Columbia Management Advisors,
capital.                                 LLC (subadvised by Marsico Capital
         Management, LLC)
---------------------------------------------------------------------------
To provide a high level of current       Eaton Vance Management
income.
---------------------------------------------------------------------------
Seeks long-term capital growth by        OrbiMed Advisors, LLC
investing in a worldwide and
diversified portfolio of health sciences
companies.
---------------------------------------------------------------------------


                     Subaccount Investing In                      Investment Objective
                     -----------------------------------------------------------------------------
EVERGREEN VARIABLE   Evergreen VA Omega Fund --         Seeks long term capital growth.
ANNUITY TRUST        Class 2
                     -----------------------------------------------------------------------------
FEDERATED INSURANCE  Federated High Income Bond         Seeks high current income by
SERIES               Fund II -- Service Class           investing in lower-rated corporate debt
                                                        obligations, commonly referred to as
                                                        "junk bonds."
                     -----------------------------------------------------------------------------
                     Federated Kaufmann Fund II --      Seeks capital appreciation.
                     Service Shares


                     -----------------------------------------------------------------------------
FIDELITY(R) VARIABLE VIP Balanced Portfolio --  Service Seeks income and capital growth
INSURANCE PRODUCTS   Class 2                            consistent with reasonable risk.
FUND










                     -----------------------------------------------------------------------------
                     VIP Contrafund(R) Portfolio --     Seeks long-term capital appreciation.
                     Service Class 2

                     -----------------------------------------------------------------------------
                     VIP Dynamic Capital Appreciation   Seeks capital appreciation.
                     Portfolio -- Service Class 2

                     -----------------------------------------------------------------------------
                     VIP Equity-Income Portfolio --     Seeks reasonable income. The fund
                     Service Class 2                    will also consider the potential for
                                                        capital appreciation. The fund's goal is
                                                        to achieve a yield which exceeds the
                                                        composite yield on the securities
                                                        comprising the Standard & Poor's
                                                        500/SM/ Index (S&P 500(R)).
                     -----------------------------------------------------------------------------
                     VIP Growth Portfolio --            Seeks to achieve capital appreciation.
                     Service Class 2

                     -----------------------------------------------------------------------------
                     VIP Growth & Income                Seeks high total return through a
                     Portfolio -- Service Class 2       combination of current income and
                                                        capital appreciation.
                     -----------------------------------------------------------------------------
                     VIP Investment Grade Bond          Seeks as high a level of current income
                     Portfolio -- Service Class 2       as is consistent with the preservation of
                                                        capital.
                     -----------------------------------------------------------------------------
                     VIP Mid Cap Portfolio --           Seeks long-term growth of capital.
                     Service Class 2

                     -----------------------------------------------------------------------------
                     VIP Value Strategies Portfolio --  Seeks capital appreciation.
                     Service Class 2

                     -----------------------------------------------------------------------------

                                             Adviser (and Sub-Adviser(s),
          Investment Objective                      as applicable)
-----------------------------------------------------------------------------
Seeks long term capital growth.           Evergreen Investment Management
 Company, LLC
-----------------------------------------------------------------------------
Seeks high current income by              Federated Investment Management
investing in lower-rated corporate debt   Company
obligations, commonly referred to as
"junk bonds."
-----------------------------------------------------------------------------
Seeks capital appreciation.               Federated Equity Management
        Company of Pennsylvania
                                          (subadvised by Federated Global
                                          Investment Management Corp.)
-----------------------------------------------------------------------------
Seeks income and capital growth           Fidelity Management & Research
consistent with reasonable risk.          Company (FMR) (subadvised by
                      Fidelity Investments Money
                                          Management, Inc. (FIMM), FMR
                                          Co., Inc. (FMRC), Fidelity Research
                                          & Analysis Company (FRAC),
                                          Fidelity Management & Research
                                          (U.K.) Inc. (FMR U.K.), Fidelity
                                          International Investment Advisors
                                          (FIAA), Fidelity International
                                          Investment Advisors (U.K.) Limited
                                          (FIAA(U.K.)L), and Fidelity
                                          Investments Japan Limited (FIJ))
-----------------------------------------------------------------------------
Seeks long-term capital appreciation.     FMR (subadvised by FMRC, FRAC,
        FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
-----------------------------------------------------------------------------
Seeks capital appreciation.               FMR (subadvised by FMRC, FRAC,
        FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
-----------------------------------------------------------------------------
Seeks reasonable income. The fund         FMR (subadvised by FMRC, FRAC,
will also consider the potential for      FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation. The fund's goal is  FIJ)
to achieve a yield which exceeds the
composite yield on the securities
comprising the Standard & Poor's
500/SM/ Index (S&P 500(R)).
-----------------------------------------------------------------------------
Seeks to achieve capital appreciation.    FMR (subadvised by FMRC, FRAC,
        FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
-----------------------------------------------------------------------------
Seeks high total return through a         FMR (subadvised by FMRC, FRAC,
combination of current income and         FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation.                     FIJ)
-----------------------------------------------------------------------------
Seeks as high a level of current income   FMR (subadvised by FRAC, FIIA
as is consistent with the preservation of and FIIA(U.K.)L)
capital.
-----------------------------------------------------------------------------
Seeks long-term growth of capital.        FMR (subadvised by FMRC, FRAC,
        FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
-----------------------------------------------------------------------------
Seeks capital appreciation.               FMR (subadvised by FMRC, FRAC,
        FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
-----------------------------------------------------------------------------

                                                                                               Adviser (and Sub-Adviser(s),
                   Subaccount Investing In                    Investment Objective                    as applicable)
                   -----------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON Franklin Income Securities       Seeks to maximize income while           Franklin Advisers, Inc.
VARIABLE INSURANCE Fund -- Class 2 Shares           maintaining prospects for capital
PRODUCTS TRUST                                      appreciation. The fund normally
                                                    invests in both equity and debt
                                                    securities. The fund seeks income by
                                                    investing in corporate, foreign and
                                                    U.S. Treasury bonds as well as stocks
                                                    with dividend yields the manager
                                                    believes are attractive.
                   -----------------------------------------------------------------------------------------------------------
                   Mutual Shares Securities Fund -- Seeks capital appreciation, with         Franklin Mutual Advisers, LLC
                   Class 2 Shares                   income as a secondary goal. The fund
                                                    normally invests primarily in equity
                                                    securities of companies the manager
                                                    believes are undervalued. The fund
                                                    also invests, to a lesser extent in risk
                                                    arbitrage securities and distressed
                                                    companies.
                   -----------------------------------------------------------------------------------------------------------
                   Templeton Growth Securities      Seeks long-term capital growth. The      Templeton Global Advisors Limited
                   Fund -- Class 2 Shares           fund normally invests primarily in
                                                    equity securities of companies located
                                                    anywhere in the world, including those
                                                    in the U.S. and in emerging markets.
                   -----------------------------------------------------------------------------------------------------------
GE INVESTMENTS     Income Fund                      Seeks maximum income consistent          GE Asset Management Incorporated
FUNDS, INC.                                         with prudent investment management
                                                    and the preservation of capital.
                   -----------------------------------------------------------------------------------------------------------
                   Mid-Cap Equity Fund              Seeks long-term growth of capital and    GE Asset Management Incorporated
                                                    future income.
                   -----------------------------------------------------------------------------------------------------------
                   Money Market Fund/1/             Seeks a high level of current income     GE Asset Management Incorporated
                                                    consistent with the preservation of
                                                    capital and the maintenance of
                                                    liquidity.
                   -----------------------------------------------------------------------------------------------------------
                   Premier Growth Equity Fund       Seeks long-term growth of capital and    GE Asset Management Incorporated
                                                    future income rather than current
                                                    income.
                   -----------------------------------------------------------------------------------------------------------
                   Real Estate Securities Fund      Seeks maximum total return through       GE Asset Management Incorporated
                                                    current income and capital               (subadvised by Urdang Securities
                                                    appreciation.                            Management, Inc.)
                   -----------------------------------------------------------------------------------------------------------
                   S&P 500(R) Index Fund/2/         Seeks growth of capital and              GE Asset Management Incorporated
                                                    accumulation of income that              (subadvised by SSgA Funds
                                                    corresponds to the investment return of  Management, Inc.)
                                                    S&P's 500 Composite Stock Index.
                   -----------------------------------------------------------------------------------------------------------
                   Small-Cap Equity Fund            Seeks long-term growth of capital.       GE Asset Management Incorporated
                                                                                             (subadvised by Palisade Capital
                                                                                             Management, L.L.C.)
                   -----------------------------------------------------------------------------------------------------------

                    /1/ During extended periods of low interest rates, the
                        yields of the Money Market Fund may become extremely low and possibly negative.

                    /2/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.


                     Subaccount Investing In                      Investment Objective
                     -----------------------------------------------------------------------------
                     Total Return Fund/1/               Seeks the highest total return
                                                        composed of current income and
                                                        capital appreciation, as is consistent
                                                        with prudent investment risk.
                     -----------------------------------------------------------------------------
                     U.S. Equity Fund                   Seeks long-term growth of capital.
                     -----------------------------------------------------------------------------
                     Value Equity Fund                  Seeks long-term growth of capital and
                                                        future income.
                     -----------------------------------------------------------------------------
JANUS ASPEN SERIES   Balanced Portfolio -- Service      Seeks long-term capital growth,
                     Shares                             consistent with preservation of capital
                                                        and balanced by current income.
                     -----------------------------------------------------------------------------
                     Forty Portfolio -- Service Shares  A non-diversified portfolio/2/ that seeks long-term growth of capital.
                     -----------------------------------------------------------------------------
LEGG MASON PARTNERS  Legg Mason Partners Variable       Seeks capital appreciation.
VARIABLE EQUITY      Aggressive Growth Portfolio --
TRUST/3/             Class II
                     -----------------------------------------------------------------------------
                     Legg Mason Partners Variable       Seeks capital appreciation through
                     Fundamental Value Portfolio --     investments.
                     Class I
                     -----------------------------------------------------------------------------
MFS(R) VARIABLE      MFS(R) Investors Growth Stock      The fund's investment objective is to
INSURANCE TRUST      Series -- Service Class Shares     seek capital appreciation. The fund's
                                                        objective may be changed without
                                                        shareholder approval.
                     -----------------------------------------------------------------------------
                     MFS(R) Investors Trust Series --   The fund's investment objective is to
                     Service Class Shares               seek capital appreciation. The fund's
                                                        objective may be changed without
                                                        shareholder approval.
                     -----------------------------------------------------------------------------
                     MFS(R) Total Return Series --      The fund's investment objective is to
                     Service Class Shares               seek total return. The fund's objective
                                                        may be changed without shareholder
                                                        approval.
                     -----------------------------------------------------------------------------
                     MFS(R) Utilities Series -- Service The fund's investment objective is to
                     Class Shares                       seek total return. The fund's objective
                                                        may be changed without shareholder
                                                        approval.
                     -----------------------------------------------------------------------------
OPPENHEIMER VARIABLE Oppenheimer Balanced Fund/         Seeks a high total investment return,
ACCOUNT FUNDS        VA -- Service Shares               which includes current income and
                                                        capital appreciation in the value of its
                                                        shares.
                     -----------------------------------------------------------------------------
                     Oppenheimer Capital                Seeks capital appreciation by investing
                     Appreciation Fund/VA -- Service    in securities of well-known established
                     Shares                             companies.
                     -----------------------------------------------------------------------------

                                            Adviser (and Sub-Adviser(s),
          Investment Objective                     as applicable)
---------------------------------------------------------------------------
Seeks the highest total return            GE Asset Management Incorporated
composed of current income and
capital appreciation, as is consistent
with prudent investment risk.
---------------------------------------------------------------------------
Seeks long-term growth of capital.        GE Asset Management Incorporated
---------------------------------------------------------------------------
Seeks long-term growth of capital and     GE Asset Management Incorporated
future income.
---------------------------------------------------------------------------
Seeks long-term capital growth,           Janus Capital Management LLC
consistent with preservation of capital
and balanced by current income.
---------------------------------------------------------------------------
A non-diversified portfolio/2/ that seeks Janus Capital Management LLC long-term growth of capital.
---------------------------------------------------------------------------
Seeks capital appreciation.               Legg Mason Partners Fund Advisor,
 LLC (subadvised by ClearBridge
 Advisors, LLC)
---------------------------------------------------------------------------
Seeks capital appreciation through        Legg Mason Partners Fund Advisor,
investments.                              LLC (subadvised by ClearBridge
        Advisors, LLC)
---------------------------------------------------------------------------
The fund's investment objective is to     Massachusetts Financial Services
seek capital appreciation. The fund's     Company
objective may be changed without
shareholder approval.
---------------------------------------------------------------------------
The fund's investment objective is to     Massachusetts Financial Services
seek capital appreciation. The fund's     Company
objective may be changed without
shareholder approval.
---------------------------------------------------------------------------
The fund's investment objective is to     Massachusetts Financial
seek total return. The fund's objective   Services Company
may be changed without shareholder
approval.
---------------------------------------------------------------------------
The fund's investment objective is to     Massachusetts Financial Services
seek total return. The fund's objective   Company
may be changed without shareholder
approval.
---------------------------------------------------------------------------
Seeks a high total investment return,     OppenheimerFunds, Inc.
which includes current income and
capital appreciation in the value of its
shares.
---------------------------------------------------------------------------
Seeks capital appreciation by investing   OppenheimerFunds, Inc.
in securities of well-known established
companies.
---------------------------------------------------------------------------

                     /1 /For contracts issued on or after May 1, 2006, only
                        Class 3 Shares of the Total Return Fund will be available. If your contract was issued prior to May 1, 2006, Class 1 Shares of the Total Return Fund are available.

                    /2/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.

                    /3/ Legg Mason executed a reorganization of its fund
                        operations effective April 28, 2007. As a result of this reorganization, Legg Mason Partners Variable Portfolios II -- Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Aggressive Growth Portfolio and Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Fundamental Value Portfolio.


                      Subaccount Investing In                     Investment Objective
                      ----------------------------------------------------------------------------
                      Oppenheimer Global Securities     Seeks long-term capital appreciation
                      Fund/VA -- Service Shares         by investing a substantial portion of its
                                                        assets in securities of foreign issuers,
                                                        "growth-type" companies, cyclical
                                                        industries and special situations that
                                                        are considered to have appreciation
                                                        possibilities.
                      ----------------------------------------------------------------------------
                      Oppenheimer Main Street Fund/     Seeks high total return (which includes
                      VA -- Service Shares              growth in the value of its shares as
                                                        well as current income) from equity
                                                        and debt securities.
                      ----------------------------------------------------------------------------
                      Oppenheimer Main Street Small     Seeks capital appreciation.
                      Cap Fund/VA -- Service Shares
                      ----------------------------------------------------------------------------
                      Oppenheimer MidCap                Seeks capital appreciation by investing
                      Fund/VA --  Service Shares        in "growth type" companies.
                      ----------------------------------------------------------------------------
PIMCO VARIABLE        All Asset Portfolio -- Advisor    Seeks maximum real return consistent
INSURANCE TRUST       Class Shares                      with preservation of real capital and
                                                        prudent investment management.
                      ----------------------------------------------------------------------------
                      High Yield Portfolio --           Seeks maximum total return,
                      Administrative Class Shares       consistent with preservation of capital
                                                        and prudent investment management.
                                                        Invests at least 80% of its assets in a
                                                        diversified portfolio of high yield
                                                        securities ("junk bonds") rated below
                                                        investment grade but rated at least Caa
                                                        by Moody's or CCC by S&P, or, if
                                                        unrated, determined by PIMCO to be
                                                        of comparable quality, subject to a
                                                        maximum of 5% of its total assets in
                                                        securities rated Caa by Moody's or
                                                        CCC by S&P, or, if unrated,
                                                        determined by PIMCO to be of
                                                        comparable quality.
                      ----------------------------------------------------------------------------
                      Long-Term U.S. Government         Seeks maximum total return,
                      Portfolio -- Administrative Class consistent with preservation of capital
                      Shares                            and prudent investment management.
                      ----------------------------------------------------------------------------
                      Low Duration Portfolio --         Seeks maximum total return,
                      Administrative Class Shares       consistent with preservation of capital
                                                        and prudent investment management.
                      ----------------------------------------------------------------------------
                      Total Return Portfolio --         Seeks maximum total return,
                      Administrative Class Shares       consistent with preservation of capital
                                                        and prudent investment management.
                      ----------------------------------------------------------------------------
THE PRUDENTIAL SERIES Jennison Portfolio -- Class II    Seeks long-term growth of capital.
FUND

                      ----------------------------------------------------------------------------
                      Jennison 20/20 Focus Portfolio -- Seeks long-term growth of capital.
                      Class II

                      ----------------------------------------------------------------------------
                      Natural Resources Portfolio --    Seeks long-term growth of capital.
                      Class II

                      ----------------------------------------------------------------------------

                                             Adviser (and Sub-Adviser(s),
          Investment Objective                      as applicable)
----------------------------------------------------------------------------
Seeks long-term capital appreciation      OppenheimerFunds, Inc.
by investing a substantial portion of its
assets in securities of foreign issuers,
"growth-type" companies, cyclical
industries and special situations that
are considered to have appreciation
possibilities.
----------------------------------------------------------------------------
Seeks high total return (which includes   OppenheimerFunds, Inc.
growth in the value of its shares as
well as current income) from equity
and debt securities.
----------------------------------------------------------------------------
Seeks capital appreciation.               OppenheimerFunds, Inc.

----------------------------------------------------------------------------
Seeks capital appreciation by investing   OppenheimerFunds, Inc.
in "growth type" companies.
----------------------------------------------------------------------------
Seeks maximum real return consistent      Pacific Investment Management
with preservation of real capital and     Company LLC
prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,               Pacific Investment Management
consistent with preservation of capital   Company LLC
and prudent investment management.
Invests at least 80% of its assets in a
diversified portfolio of high yield
securities ("junk bonds") rated below
investment grade but rated at least Caa
by Moody's or CCC by S&P, or, if
unrated, determined by PIMCO to be
of comparable quality, subject to a
maximum of 5% of its total assets in
securities rated Caa by Moody's or
CCC by S&P, or, if unrated,
determined by PIMCO to be of
comparable quality.
----------------------------------------------------------------------------
Seeks maximum total return,               Pacific Investment Management
consistent with preservation of capital   Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,               Pacific Investment Management
consistent with preservation of capital   Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,               Pacific Investment Management
consistent with preservation of capital   Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks long-term growth of capital.        Prudential Investments LLC
                     (subadvised by Jennison Associates
                                          LLC)
----------------------------------------------------------------------------
Seeks long-term growth of capital.        Prudential Investments LLC
         (subadvised by Jennison Associates
                                          LLC)
----------------------------------------------------------------------------
Seeks long-term growth of capital.        Prudential Investments LLC
         (subadvised by Jennison Associates
                                          LLC)
----------------------------------------------------------------------------

                                                                                            Adviser (and Sub-Adviser(s),
                     Subaccount Investing In                 Investment Objective                  as applicable)
                     ---------------------------------------------------------------------------------------------------
RYDEX VARIABLE       OTC Fund/1/                    Seeks to provide investment results     Rydex Investments
TRUST                                               that correspond to a benchmark for
                                                    over-the-counter securities. The fund's
                                                    current benchmark is the NASDAQ
                                                    100 Index(TM).
                     ---------------------------------------------------------------------------------------------------
THE UNIVERSAL        Equity and Income Portfolio -- Seeks both capital appreciation and     Morgan Stanley Investment
INSTITUTIONAL FUNDS,  Class II Shares               current income.                         Management Inc.
INC.
                     ---------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE      Comstock Portfolio -- Class II Seeks capital growth and income         Van Kampen Asset Management
INVESTMENT TRUST     Shares                         through investments in equity
                                                    securities, including common stocks,
                                                    preferred stocks and securities
                                                    convertible into common and preferred
                                                    stocks.
                     ---------------------------------------------------------------------------------------------------
XTF ADVISORS TRUST   ETF 60 Portfolio -- Class II   Seeks appreciation and preservation of  XTF Advisors, L.P.
                     Shares                         capital with current income.
                     ---------------------------------------------------------------------------------------------------

                    /1/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

The following Portfolio is not available for new purchase payments or transfers:

                                                                                        Adviser (and Sub-Adviser(s),
                   Subaccount Investing In                  Investment Objective               as applicable)
                   -------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES International Growth Portfolio -- Seeks long-term growth of capital. Janus Capital Management LLC
                   Service Shares
                   -------------------------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2003:

                                                                                            Adviser (and Sub-Adviser(s),
                   Subaccount Investing In                    Investment Objective                 as applicable)
                   ------------------------------------------------------------------------------------------------------
DREYFUS            The Dreyfus Socially Responsible  Seeks capital growth, with current     The Dreyfus Corporation
                   Growth Fund, Inc. -- Initial      income as a secondary objective.
                   Shares
                   ------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES Global Life Sciences Portfolio -- Seeks long-term growth of capital.     Janus Capital Management LLC
                   Service Shares
                   ------------------------------------------------------------------------------------------------------
                   Global Technology Portfolio --    Seeks long-term growth of capital.     Janus Capital Management LLC
                   Service Shares
                   ------------------------------------------------------------------------------------------------------
                   Large Cap Growth Portfolio --     Seeks long-term growth of capital in a Janus Capital Management LLC
                   Service Shares                    manner consistent with preservation of
                                                     capital.
                   ------------------------------------------------------------------------------------------------------
                   Mid Cap Growth Portfolio --       Seeks long-term growth of capital.     Janus Capital Management LLC
                   Service Shares
                   ------------------------------------------------------------------------------------------------------
                   Worldwide Growth Portfolio --     Seeks long-term growth of capital in a Janus Capital Management LLC
                   Service Shares                    manner consistent with preservation of
                                                     capital.
                   ------------------------------------------------------------------------------------------------------
PIMCO Variable     Foreign Bond Portfolio (U.S.      Seeks maximum total return consistent  Pacific Investment Management
Insurance Trust    Dollar Hedged) -- Administrative  with the preservation of capital.      Company LLC
                   Class Shares
                   ------------------------------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2006:

                                                                                                Adviser (and Sub-Adviser(s),
                       Subaccount Investing In                 Investment Objective                    as applicable)
                       ---------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE   VIP Asset Manager/SM/          Seeks to obtain high total return with Fidelity Management & Research
INSURANCE PRODUCTS     Portfolios -- Service Class 2  reduced risk over the long-term by     Company (FMR) (subadvised by
FUND                                                  allocating its assets among stocks,    Fidelity Investments Money
                                                      bonds, and short-term instruments.     Management, Inc. (FIMM), FMR
                                                                                             Co., Inc. (FMRC), Fidelity Research
                                                                                             & Analysis Company (FRAC),
                                                                                             Fidelity Management & Research
                                                                                             (U.K.) Inc. (FMR U.K.), Fidelity
                                                                                             International Investment Advisors
                                                                                             (FIAA), Fidelity International
                                                                                             Investment Advisors (U.K.) Limited
                                                                                             (FIAA(U.K.)L), and Fidelity
                                                                                             Investments Japan Limited (FIJ))
                       ---------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE Goldman Sachs Mid Cap Value    Seeks long-term capital appreciation.  Goldman Sachs Asset Management,
INSURANCE TRUST        Fund                                                                  L.P.
                       ---------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE        MFS(R) New Discovery Series -- The fund's investment objective is to  Massachusetts Financial Services
INSURANCE TRUST        Service Class Shares           seek capital appreciation. The fund's  Company
                                                      objective may be changed without
                                                      shareholder approval.
                       ---------------------------------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2007:

                                                                                              Adviser (and Sub-Adviser(s),
                    Subaccount Investing In                  Investment Objective                    as applicable)
                    ---------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS Legg Mason Partners Variable    Seeks total return and a combination of Legg Mason Partners Fund Advisor,
VARIABLE EQUITY     Capital and Income Portfolio -- income and long-term capital            LLC (subadvised by ClearBridge
TRUST/1/            Class II                        appreciation.                           Advisors, LLC and Western Asset
                                                                                            Management Company)
                    ---------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE     Strategic Growth Portfolio --   Seeks capital appreciation.             Van Kampen Asset Management
INVESTMENT TRUST    Class II Shares
                    ---------------------------------------------------------------------------------------------------------

                    /1/ Legg Mason executed a reorganization of its fund
                        operations effective April 28, 2007. As a result of this reorganization, Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Capital and Income Portfolio.

Not all of these Portfolios may be available in all states or in all markets.

We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits, surrender proceeds and partial withdrawals; to make income payments; or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

Shares of the Portfolios are not sold directly to the general public. They are sold to us, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.

We reserve the right, within the law, to make additions, deletions and substitutions for the Portfolios of the Funds. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate for the purposes of the contract, in the judgment of our management. The new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you in accordance with the 1940 Act.

We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and, if required, before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

There are a number of factors that are considered when deciding what Portfolios are made available in your variable annuity contract. Such factors include:

   (1) the investment objective of the Portfolio;

   (2) the Portfolio's performance history;

   (3) the Portfolio's holdings and strategies it uses to try and meet its objectives; and

   (4) the Portfolio's servicing agreement.

The investment objective is critical because we want to have an array of Portfolios with diverse objectives so that an investor may diversify his or her investment holdings from a conservative to an aggressive investment portfolio depending on the advice of his or her investment adviser and risk assessment. When selecting a Portfolio for our products, we also want to make sure that the Portfolio has a strong performance history in comparison with its peers and that its holdings and strategies are consistent with its objectives. Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to your allocation in Subaccounts that invest in the underlying Portfolios.

We have entered into agreements with either the investment adviser or distributor of each of the Funds and/or, in certain cases, a Portfolio, under which the Portfolio, the adviser or distributor may make payments to us and/or to certain of our affiliates. These payments may be made in connection with certain administrative and other services we provide relating to the Portfolios. Such administrative services we provide include but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses, Statements of Additional Information and any supplements thereto; forwarding proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf of our owners; and providing customer service on behalf of the Portfolios. The amount of the payments is based upon a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some Portfolios, investment advisers or distributors pay us a greater percentage than other advisers or distributors based on the level of administrative and other services provided.

We will not realize a profit from payments received directly from a Portfolio, but we may realize a profit from payments received from the adviser and/or the distributor. If we do, we may use such profit for any corporate purpose, including payment of expenses (i) that we and/or our affiliates incur in promoting, marketing and administering the contracts, and (ii) that we incur, in our role as intermediary, in promoting, marketing and administering the Fund Portfolios.

The amount received from certain Portfolios for the assets allocated to the Portfolios from the Separate Account during 2006 ranged from 0.10% to 0.25%.
The Portfolios that pay a service fee to us are:
   Eaton Vance Variable Trust:
       VT Floating-Rate Income Fund
       VT Worldwide Health Sciences Fund
   Evergreen Variable Annuity Trust:
       Evergreen VA Omega Fund -- Class 2
   GE Investments Funds, Inc.:
       Total Return Fund -- Class 1 Shares
   PIMCO Variable Insurance Trust:
       All Asset Portfolio -- Advisor Class Shares
       Foreign Bond Portfolio (U.S. Dollar Hedged) --Administrative Class Shares High Yield Portfolio -- Administrative Class Shares
       Long-Term U.S. Government Portfolio --Administrative Class Shares
       Low Duration Portfolio -- Administrative Class Shares
       Total Return Portfolio -- Administrative Class Shares
   The Prudential Series Fund:
       Jennison Portfolio -- Class II
       Jennison 20/20 Portfolio -- Class II
       Natural Resources Portfolio -- Class II

As noted above, an investment adviser or sub-adviser of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives on the advisory fee deducted from Portfolio assets. Contract owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the prospectuses for the Portfolios for more information).

The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from the Separate Account during 2006 ranged from 0.05% to 0.40%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor.

In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us, or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.

In consideration of services provided and expenses incurred by Capital Brokerage Corporation in distributing shares of the Funds, Capital Brokerage Corporation also receives 12b-1 fees from AIM Variable Insurance Funds, AllianceBernstein Variable Products Series Fund, Inc., American Century Variable Portfolios II, Inc., BlackRockVariable Series Funds, Inc., Columbia Funds Variable Insurance Trust I, Eaton Vance Variable Trust, Evergreen Variable Annuity Trust, Federated Insurance Series, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust,
GE Investments Funds, Inc., Janus Aspen Series, Legg Mason Partners Variable Equity Trust, MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, The Prudential Series Fund, The Universal Institutional Funds, Inc., Van Kampen Life Investment Trust and XTF Advisors Trust. See the "Fee Tables" section of this prospectus and the Fund prospectuses. These payments range up to 0.30% of Separate Account assets invested in the particular Portfolio.

Voting Rights

As required by law, we will vote the shares of the Portfolios held in the Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Persons having a voting interest in the Portfolio will be provided with proxy voting materials, reports, other materials, and a form with which to give voting instructions.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. Therefore, because of proportional voting, a small number of contract owners may control the outcome of a vote. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

Asset Allocation Program

The following is a general description of the Asset Allocation Program available under the contract. A complete description is available in the brochure for the program. The program may be referred to as "Efficient Edge" in the brochure or other materials.

General

The Asset Allocation Program is an asset allocation service that we make available at no additional charge for use within the contract. Asset allocation is an investment strategy for distributing assets among asset classes to help attain an investment goal. For your contract, the Asset Allocation Program can help with decisions you need to make about how to allocate your Contract Value among available Subaccounts (and their corresponding Portfolios). The theory behind an asset allocation strategy is that diversification among asset classes can help reduce volatility over the long term.

Genworth Financial Asset Management, Inc. ("GFAM"), one of our affiliates, provides investment advice for the Asset Allocation Program. GFAM is an investment adviser that is registered under the Investment Advisers Act of 1940. As part of the Asset Allocation Program, GFAM has developed five asset allocation models ("Asset Allocation Models" or "Models"), each based on different profiles of an investor's investment time horizon and willingness to accept investment risk.

If you elect to participate in the Asset Allocation Program, your initial purchase payment will be allocated to the Subaccounts corresponding to the Portfolios in the Asset Allocation Model you select. Any subsequent purchase payments you make will also be allocated accordingly, unless you instruct us otherwise in writing.

If you participate in the Asset Allocation Program, GFAM will serve as your investment adviser solely for the purposes of the development of the Asset Allocation Models and periodic updates of the Models. On a periodic basis (generally annually but not more than quarterly, unless determined to be necessary or appropriate by GFAM), the Asset Allocation Models are updated as discussed below. If you elect to participate in the Asset Allocation Program, we will reallocate your Contract Value or purchase payments, as applicable, in accordance with the Model you select as it is updated from time to time based on limited discretionary authority that you grant to us, unless you instruct us otherwise. For more information on GFAM's role as investment adviser for the Asset Allocation Program, you may review GFAM's disclosure brochure, which will be delivered to you at the time you apply for a contract. Please contact us if you would like to receive a copy of this brochure. We may change the investment adviser that we use to develop and periodically update the Asset Allocation Models, or to the extent permissible under applicable law, use no investment adviser at all. We may perform certain administrative functions on behalf of GFAM. However, we are not registered as an investment adviser and are not providing any investment advice in making the Asset Allocation Program available to contract owners.

The Asset Allocation Models

There are five Asset Allocation Models, each comprised of a carefully selected combination of Portfolios offered under the contract. Development of the Asset Allocation Models involves a multi-step process designed to optimize the selection of Portfolios, for a given level of risk tolerance, in an effort to maximize returns and limit the effects of market volatility.

Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility and potentially enhance returns over the long term. An asset class may be a category of investments having similar characteristics, such as stocks and other equity investments, and bonds and other fixed income investments. There may also be further divisions within asset classes, such as divisions according to the size of the issuer (e.g., large cap, mid cap, or small cap), the type of issuer (e.g., government, municipal, or corporate), or the location of the issuer (e.g., domestic or foreign). GFAM has identified target allocations, between equities and fixed income investments, for the level of risk, investment time horizon and investment objective specified for each of the five Models. In addition to these allocations, GFAM also conducts an optimization analysis to determine the appropriate further breakdown of asset classes for each Asset Allocation Model.

Next, after the asset class exposures are known for each Asset Allocation Model, a determination is made as to how available Portfolios can be used to implement the asset class allocations. The Portfolios are selected by evaluating asset classes represented by each Portfolio and combining Portfolios to arrive at the desired asset class exposures. GFAM considers various factors in selecting the Portfolios for each Asset Allocation Model, including historical returns-based style analysis and asset performance and multiple regression analyses, as well as qualitative assessments of a Portfolio's portfolio manager and expected future market and economic conditions. In addition, GFAM may consider (but is not obligated to follow) recommendations we may make regarding what Portfolios to use. These recommendations may be based on various factors, including whether the investment adviser or distributor of a Portfolio pays us a fee in connection with certain administrative and other services we provide relating to the Portfolio, and whether our affiliate Capital Brokerage Corporation receives 12b-1 fees from the Portfolio. Based on this analysis, Portfolios are selected in a manner that is intended to optimize potential returns of each Model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of a Portfolio in a Model based on its specific asset class exposure or other specific optimization factors, even when another Portfolio may have better investment performance. In addition, this may also result in the inclusion of Portfolios with higher fees that may adversely affect performance.

Periodic Updates of Asset Allocation Models and Notices of Updates

Each of the Asset Allocation Models is evaluated periodically (generally annually but not more than quarterly, unless determined to be necessary or appropriate by GFAM) to assess whether the combination of Portfolios within each Model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the Model. As a result of such periodic analysis, each Model may change, such as by revising the percentages allocated to each Portfolio. In addition, Portfolios may be added to a Model (including Portfolios not currently available in the contract), or Portfolios may be deleted from a Model.

When your Asset Allocation Model is updated, we will reallocate your Contract Value (and subsequent purchase payments, if applicable) in accordance with any changes to the Model you have selected. This means the allocation of your Contract Value, and potentially the Portfolios in which you are invested, will change and your Contract Value (and subsequent purchase payments, if applicable) will be reallocated among the Portfolios in your updated Model (independently of monthly rebalancing, as discussed below).

When Asset Allocation Models are to be updated, we will send you written notice of the updates to the Models at least 30 days in advance of the date the updated version of the Model is intended to be effective. Contract owners purchasing contracts who elect to participate in the Asset Allocation Program within the 2 week period prior to a date that Asset Allocation Models are to be updated, will be provided with information regarding the composition of both the current Asset Allocation Model as well as the proposed changes to the Model. You should carefully review these notices. If you wish to accept the changes to your selected Model, you may change to a different Asset Allocation Model or reject the change.

If you choose to reject a change in an Asset Allocation Model in accordance with the procedures described above, you create your own portfolio (a "self-directed portfolio"), you have terminated your advisory relationship with GFAM and GFAM provides no investment advice related to the creation of a self-directed portfolio. Further, once you have rejected a change in a Model, you are considered to have elected to reject all future changes in the Model. Therefore, if you reject a Model change and thereby create a self-directed portfolio, you will not receive a periodic review of or changes to your portfolio, as would be provided by GFAM with respect to the Asset Allocation Models. You will, however, continue to receive a quarterly statement with information about your Contract Value, as well as written materials from GFAM about any changes proposed to be made to the Models, and you can notify us in writing to allocate your Contract Value in accordance with such changes.

Selecting an Asset Allocation Model

If you elect to participate in the Asset Allocation Program, you must choose one of the five available Models for your allocations. We will not make this decision, nor will GFAM. The following paragraph provides some information you may want to consider in making this decision.

You should consult with your registered representative and/or your financial adviser on your decision regarding what Asset Allocation Model to select. Your registered representative can assist you in determining which Model may be best suited to your financial needs, investment time horizon, and willingness to accept investment risk, and can help you complete the proper forms to participate in the Asset Allocation Program. You should also periodically review these factors with your registered representative to consider whether you should change Models to reflect any changes in your personal circumstances. Your registered representative can help you complete the proper forms to change to a different Model.

You may, in consultation with your registered representative, utilize an investor profile questionnaire we make available, which asks questions intended to help you or your registered representative assess your financial needs, investment time horizon, and willingness to accept investment risk. However, even if you utilize the investor profile questionnaire, it is your decision, in consultation with your registered representative, which Model to choose initially or whether to change to a different Model at a later time. Neither we nor GFAM bear any responsibility for this decision. You may change to a different Model at any time with a proper written request or by telephone or electronic instructions, provided a valid telephone/electronic authorization is on file with us.

Monthly Rebalancing

Each calendar month (on the "monthly anniversary" of your Contract Date), and on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, we rebalance your Contract Value to maintain the Subaccounts and their corresponding Portfolios, and the relative percentages of the Subaccounts, for your selected Asset Allocation Model. This monthly rebalancing takes account of:

  . increases and decreases in Contract Value in each Subaccount due to Subaccount performance; and

  . increases and decreases in Contract Value in each Subaccount due to Subaccount transfers, withdrawals (particularly if taken from specific Subaccounts you have designated), and purchase payments (particularly if allocated to specific Subaccounts you have designated).

The first monthly rebalancing will occur on the first "monthly anniversary" of the Contract Date.

We will not rebalance self-directed portfolios (discussed above) unless the contract owner elects the Portfolio Rebalancing program. For self-directed portfolios, future purchase payments for which no specific allocation instructions are received will be allocated in accordance with the last allocation instructions we received, which may have been a prior version of their Asset Allocation Model. Accordingly, if you have a self-directed portfolio you should consider providing specific allocation instructions with each purchase payment or contacting us to update your default allocation instructions.

Quarterly Reports

If you elect to participate in the Asset Allocation Program, you will be sent quarterly reports that provide information about the Subaccounts within your Model, as part of your usual quarterly statement. Information concerning the current Models is provided below.

Risks

Although the Asset Allocation Models are designed to optimize returns given the various levels of risk, there is no assurance that a Model portfolio will not lose money or not experience volatility. Investment performance of your Contract Value could be better or worse by participating in an Asset Allocation Model than if you had not participated. A Model may perform better or worse than any single Portfolio, Subaccount or asset class or other combinations of Portfolios, Subaccounts or asset classes. Model performance is dependent upon the performance of the component Portfolios. Your Contract Value will fluctuate, and when redeemed, may be worth more or less than the original cost.

An Asset Allocation Model may not perform as intended. Although the Models are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are based, which could cause the Models to be ineffective or less effective in reducing volatility.

Periodic updating of the Asset Allocation Models can cause the underlying Portfolios to incur transactional expenses to raise cash for money flowing out of the Portfolios or to buy securities with money flowing into the Portfolios. These expenses can adversely affect performance of the related Portfolios and the Models.

GFAM may be subject to competing interests that have the potential to influence its decision making with regard to the Asset Allocation Program. For example, GFAM or its affiliates (including us) may believe that certain Portfolios could benefit from additional assets or could be harmed by redemptions. GFAM may, from time to time, recommend to a Fund's Board of Directors a change in the portfolio manager or strategy or the closure or merger of a Portfolio, all of which could impact a Model.

In addition, the Portfolios underlying the Subaccounts may invest, depending upon their investment objective and decisions by their investment managers, in securities issued by Genworth Financial, Inc., GFAM's ultimate parent, or its affiliates. GFAM will not have any role in determining whether a Portfolio should purchase or sell Genworth securities. GFAM may allocate portions of the Asset Allocation Models to Portfolios which have held, hold or may hold Genworth securities. GFAM's decision to allocate a percentage of a Model to such a Portfolio will be based on the merits of investing in such a Portfolio and a determination that such an investment is appropriate for the Model.
The Models

Information concerning the Asset Allocation Models is provided on the following pages. These models are available effective May 1, 2007. If you purchased your contract prior to May 1, 2007, and you are participating in a Model, you will remain in that Model as it was previously constituted until the earlier of August 17, 2007, or the Valuation Day we receive instructions from you to participate in the updated Model. On that day, we will reallocate your Contract Value in accordance with any changes to the Model you have selected. You should review this information carefully before selecting or changing a Model.

                         Moderately                                Moderately
   Conservative         Conservative           Moderate            Aggressive           Aggressive
    Allocation           Allocation           Allocation           Allocation           Allocation
     "Model A"            "Model B"            "Model C"            "Model D"            "Model E"
--------------------------------------------------------------------------------------------------------
                                           Investor Profile
--------------------------------------------------------------------------------------------------------
Investor is willing  Investor is willing  Investor is willing  Investor is willing  Investor is willing
to accept a low      at accept a low to   to accept a          at accept a          at accept a high
level of risk, has   moderate level of    moderate level of    moderate to high     level of risk, has
a short term (less   risk, has a          risk, has a          level of risk, has   a long term (more
than five years)     moderately short     moderately long      a long term (15 to   than 15 years)
investment time      term (less than ten  term (10 to 20       20 years)            investment time
horizon and is       years) investment    years) investment    investment time      horizon and has the
looking for an       time horizon and is  time horizon and is  horizon and is       temperament to ride
investment that is   looking for an       looking for an       looking for a        out market swings.
relatively stable    investment to keep   investment with the  growth oriented
in value.            pace with inflation. opportunity for      investment.
                                          long term moderate
                                          growth.
--------------------------------------------------------------------------------------------------------

                                          Investor Objective
--------------------------------------------------------------------------------------------------------
High level of        Growth and current   Growth of capital    Growth of capital    Growth of capital.
current income with  income. Target       with a low to        but without the      Target allocation
preservation of      allocation mix is    moderate level of    price swings of an   mix is 100%
capital. Target      40% equities and     current income.      all equity           equities.
allocation mix is    60% fixed income.    Target allocation    portfolio. Target
20% equities and                          mix is 60% equities  allocation mix is
80% fixed income.                         and 40% fixed        80% equities and
                                          income.              20% fixed income.
--------------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

                                                                Portfolios                                   Model A Model B
-----------------------------------------------------------------------------------------------------------------------------
Equities
-----------------------------------------------------------------------------------------------------------------------------
Large Cap Value                Van Kampen Life Investment Trust --
                               Comstock Portfolio -- Class II Shares                                            2%      3%
                               ----------------------------------------------------------------------------------------------
                               Fidelity(R) Variable Insurance Products Fund --
                               VIP Equity-Income Portfolio -- Service Class 2                                   1%      3%
-----------------------------------------------------------------------------------------------------------------------------
Large Cap Blend                The Prudential Series Fund --
                               Jennison 20/20 Focus Portfolio -- Class II                                       1%      3%
                               ----------------------------------------------------------------------------------------------
                               GE Investments Funds, Inc. -- S&P 500(R) Index Fund                              1%      2%
-----------------------------------------------------------------------------------------------------------------------------
Large Cap Growth               Janus Aspen Series -- Forty Portfolio -- Service Shares                          1%      3%
                               ----------------------------------------------------------------------------------------------
                               Fidelity(R) Variable Insurance Products Fund --
                               VIP Contrafund(R) Portfolio -- Service Class 2                                   2%      4%
-----------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                  GE Investments Funds, Inc. -- Mid-Cap Equity Fund                                1%      1%
-----------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                 Fidelity(R) Variable Insurance Products Fund --
                               VIP Mid Cap Portfolio -- Service Class 2                                         1%      1%
-----------------------------------------------------------------------------------------------------------------------------
Small Cap Core                 Oppenheimer Variable Account Funds --
                               Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                      1%      2%
-----------------------------------------------------------------------------------------------------------------------------
International Value            AllianceBernstein Variable Products Series Fund, Inc. --
                               AllianceBernstein International Value Portfolio -- Class B                       5%     10%
-----------------------------------------------------------------------------------------------------------------------------
International Growth           Columbia Funds Variable Insurance Trust I --
                               Columbia Marsico International Opportunities Fund, Variable Series -- Class B    2%      4%
                               ----------------------------------------------------------------------------------------------
                               AIM Variable Insurance Funds --
                               AIM V.I. International Growth Fund -- Series II shares                           2%      4%
-----------------------------------------------------------------------------------------------------------------------------
Specialty -- Natural Resources The Prudential Series Fund -- Natural Resources Portfolio -- Class II            0%      0%
-----------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                                           20%     40%
-----------------------------------------------------------------------------------------------------------------------------
Fixed Income
-----------------------------------------------------------------------------------------------------------------------------
Short Term Bonds               PIMCO Variable Insurance Trust --
                               Low Duration Portfolio -- Administrative Class Shares                           48%     36%
-----------------------------------------------------------------------------------------------------------------------------
Long Term Government Bonds     PIMCO Variable Insurance Trust --
                               Long-Term U.S. Government Portfolio -- Administrative Class Shares               8%      6%
-----------------------------------------------------------------------------------------------------------------------------
Intermediate Term Bonds        PIMCO Variable Insurance Trust --
                               Total Return Portfolio -- Administrative Class Shares                            8%      6%
                               ----------------------------------------------------------------------------------------------
                               Fidelity(R) Variable Insurance Products Fund --
                               VIP Investment Grade Bond Portfolio -- Service Class 2                           8%      6%
-----------------------------------------------------------------------------------------------------------------------------
Bank Loan -- Fixed Income      Eaton Vance Variable Trust -- VT Floating-Rate Income Fund                       8%      6%
-----------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                                       80%     60%
-----------------------------------------------------------------------------------------------------------------------------

                                 Portfolios                                   Model C Model D Model E
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust --
Comstock Portfolio -- Class II Shares                                            5%      6%      8%
-----------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund --
VIP Equity-Income Portfolio -- Service Class 2                                   4%      6%      7%
-----------------------------------------------------------------------------------------------------
The Prudential Series Fund --
Jennison 20/20 Focus Portfolio -- Class II                                       4%      5%      6%
-----------------------------------------------------------------------------------------------------
GE Investments Funds, Inc. -- S&P 500(R) Index Fund                              3%      5%      6%
-----------------------------------------------------------------------------------------------------
Janus Aspen Series -- Forty Portfolio -- Service Shares                          5%      7%      8%
-----------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund --
VIP Contrafund(R) Portfolio -- Service Class 2                                   5%      7%      9%
-----------------------------------------------------------------------------------------------------
GE Investments Funds, Inc. -- Mid-Cap Equity Fund                                2%      2%      3%
-----------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund --
VIP Mid Cap Portfolio -- Service Class 2                                         2%      2%      3%
-----------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds --
Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                      3%      4%      5%
-----------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc. --
AllianceBernstein International Value Portfolio -- Class B                      14%     18%     23%
-----------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I --
Columbia Marsico International Opportunities Fund, Variable Series -- Class B    6%      8%     10%
-----------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds --
AIM V.I. International Growth Fund -- Series II shares                           6%      8%     10%
-----------------------------------------------------------------------------------------------------
The Prudential Series Fund -- Natural Resources Portfolio -- Class II            1%      2%      2%
-----------------------------------------------------------------------------------------------------

                                                                                60%     80%    100%
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust --
Low Duration Portfolio -- Administrative Class Shares                           24%     12%      0%
-----------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust --
Long-Term U.S. Government Portfolio -- Administrative Class Shares               4%      2%      0%
-----------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust --
Total Return Portfolio -- Administrative Class Shares                            4%      2%      0%
-----------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund --
VIP Investment Grade Bond Portfolio -- Service Class 2                           4%      2%      0%
-----------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust -- VT Floating-Rate Income Fund                       4%      2%      0%
-----------------------------------------------------------------------------------------------------

                                                                                40%     20%      0%
-----------------------------------------------------------------------------------------------------

THE GUARANTEE ACCOUNT

Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other Separate Accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

Due to certain exemptive and exclusionary provisions of the Federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither our Guarantee Account nor our General Account is generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all states or markets.

Generally, you may allocate your purchase payments and/or transfer assets to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account. Currently, for such contracts, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. Amounts allocated to the Guarantee Account are credited interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision of this prospectus.

Each time you allocate purchase payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period will commence for the remaining portion of that particular allocation.

We determine the interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as purchase payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your contract.

We will notify you in writing at least 5 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30-day period following the expiration of the interest rate guarantee period ("30-day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts, subject to certain restrictions. See the "Transfers" provision of this prospectus. During the 30-day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ from those available when we issued the contract, and to credit a higher rate of interest on purchase payments allocated to the Guarantee Account participating in a Dollar Cost Averaging program that would otherwise be credited if not participating in a Dollar Cost Averaging program. See the "Dollar Cost Averaging Program" provision. Such a program may not be available to all contracts. We also reserve the right, at any time, to stop accepting purchase payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Home Office to determine the interest rate guarantee periods currently being offered.

CHARGES AND OTHER DEDUCTIONS

We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other costs of contract benefits, and other incentives we pay, through fees and charges imposed under the contracts and other corporate revenue. See the "Sale of the Contracts" provision of this prospectus.

All of the charges described in this section apply to assets allocated to the Separate Account. Assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge and the administrative expense charge.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

  .  processing applications for and issuing the contracts;

  .  maintaining records;

  .  administering income payments;

  . furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

  .  reconciling and depositing cash receipts;

  .  providing contract confirmations and periodic statements;

  .  providing toll-free inquiry services; and

  .  furnishing telephone and internet transaction services.

The risks we assume include:

  .  the risk that the death benefit will be greater than the Surrender Value;

  . the risk that the actual life-span of persons receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

  . the risk that more owners than expected will qualify for waivers of the surrender charges; and

  . the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Transaction Expenses

Surrender Charge

We assess a surrender charge on partial withdrawals and surrenders of purchase payments taken within the first six years, unless you meet an available exception as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs.

We calculate the surrender charge separately for each purchase payment. For purposes of calculating this charge, we assume that you withdraw purchase payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts. However, if there are insufficient assets in the Separate Account, we will deduct the charge proportionately from all assets in the Guarantee Account. The charge will be taken first from any six year interest rate guarantee periods to which you have allocated purchase payment and then from the one year interest rate guarantee periods on a first-in, first-out basis.

The surrender charge is as follows:

                     Surrender Charge
Number of Completed as a Percentage of
  Years Since We    the Surrendered or
   Received the         Withdrawn
 Purchase Payment    Purchase Payment
--------------------------------------
         0                  6%
         1                  6%
         2                  6%
         3                  6%
         4                  5%
         5                  4%
     6 or more              0%
--------------------------------------

Exceptions to the Surrender Charge

We do not assess the surrender charge:

  .  on amounts of Contract Value representing gain (as defined below);

  .  on free withdrawal amounts (as defined below);

  . on surrenders or partial withdrawals taken under Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5; or

  .  if a waiver of surrender charge provision applies.

You may withdraw any gain in your contract free of any surrender charge. We calculate gain in the contract as: (a) plus (b) minus (c) minus (d), but not less than zero where:

   (a) is the Contract Value on the Valuation Day we receive your partial withdrawal or surrender request;

   (b) is the total of any withdrawals previously taken, including surrender charges assessed;

   (c) is the total of purchase payments made; and

   (d) is the total of any gain previously withdrawn.

In addition to any gain, you may withdraw an amount equal to the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without a surrender charge (the "free withdrawal amount"). We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. The free withdrawal amount is not cumulative from contract year to contract year.

Further, we will waive the surrender charge if you annuitize the contract under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). See the "Optional Payment Plans" provision of this prospectus.

We also will waive surrender charges arising from a surrender occurring before income payments begin if, at the time we receive the surrender request, we have received due proof that the Annuitant has a qualifying terminal illness, or has a qualifying confinement to a state licensed or legally operated hospital or inpatient nursing facility for a minimum period as set forth in the contract (provided the confinement began, or the illness was diagnosed, at least one year after the Contract Date). If you surrender the contract under the terminal illness waiver, please remember that we will pay your Contract Value, which could be less than the death benefit otherwise available. All Annuitants must be age 80 or younger on the Contract Date to be eligible for this waiver. The terms and conditions of the waivers are set forth in your contract.

In addition, any partial withdrawals that are immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program are not subject to a surrender charge.

Deductions from the Separate Account

We deduct from the Separate Account an amount, computed daily, equal to an annual rate of 1.50% (1.70% when either Annuitant is older than age 70 when the contract is issued) of the daily net assets of the Separate Account. The charge consists of an administrative expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.35% (1.55% when either Annuitant is older than age 70 when the contract is issued). These deductions from the Separate Account are reflected in your Contract Value.

Other Charges

Annual Contract Charge

We will deduct an annual contract charge of $30 from your Contract Value to compensate us for certain administrative expenses incurred in connection with the contract. We will deduct the charge at each contract anniversary and at surrender. We will waive this charge if your Contract Value at the time of deduction is more than $40,000.

We will allocate the annual contract charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time the charge is taken. If there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionately from all assets in the Guarantee Account.

Charge for the Optional Death Benefit Rider

We charge you for expenses related to the Optional Death Benefit Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Optional Death Benefit Rider among your Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Optional Death Benefit Rider is equal to an annual rate of 0.25% of your Contract Value at the time of the deduction.

Charge for the Optional Enhanced Death Benefit Rider

We charge you for expenses related to the Optional Enhanced Death Benefit Rider Option, if you elect this option at the time of application, to compensate us for the increased risks and expenses associated with providing this death benefit rider. At the beginning of each contract year after the first, we deduct this charge against the average of your Contract Value at the beginning of the previous contract year and your Contract Value at the end of the previous contract year. At surrender, the charge is made against the average of your Contract Value at the beginning of the current contract year and your Contract Value at surrender. The charge at surrender will be a pro rata portion of the annual charge. We currently charge 0.20% of the average of your Contract Value, however, we reserve the right to charge up to 0.35% of the average of your Contract Value. We will allocate the charge for the Optional Enhanced Death Benefit Rider among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If the assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account from the amounts that have been in the Guarantee Account for the longest period of time.

Deductions for Premium Taxes

We will deduct charges for any premium tax or other tax levied by any governmental entity from purchase payments or the Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial withdrawals, income payments and death benefit payments).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

Other Charges and Deductions

Each Portfolio incurs certain fees and expenses. To pay for these expenses, the Portfolio makes deductions from its assets. The deductions are described more fully in each Portfolio's prospectus.

In addition, we reserve the right to impose a charge of up to $10 per transfer. This charge is at our cost with no profit to us.

THE CONTRACT

The contract is an individual flexible premium variable deferred annuity contract. We describe your rights and benefits below and in the contract. There may be differences in your contract (such as differences in fees, charges, and benefits) because of requirements of the state where we issued your contract. We will include any such differences in your contract.

Purchase of the Contract

If you wish to purchase a contract, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a contract. We then send the contract to you through your sales representative. See the "Sale of the Contracts" provision of this prospectus.

If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial purchase payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial purchase payment for no more than five business days. If the incomplete application cannot be completed within those five days, we will inform you of the reasons, and will return your purchase payment immediately, unless you specifically authorize us to keep it until the application is complete. Once you complete your application, we must apply the initial purchase payment within two business days. We will apply any additional purchase payments you make on the Valuation Day we receive them at our Home Office.

To apply for a contract, you must be of legal age in a state where we may lawfully sell the contracts and, if part of a plan, you must also be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the contracts. The Annuitant(s) cannot be older than age 85, unless we approve a different age. Various firms and financial institutions that sell our products have their own guidelines on when certain products are suitable and may impose issue age restrictions that are younger than those stated in our contracts and/or riders. We neither influence, nor agree or disagree with the age restrictions imposed by firms and financial institutions.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

Purchasing the contract through a tax-free "Section 1035" exchange. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make purchase payments for this contract. Before making an exchange to acquire this contract, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract and this contract has its own surrender charges which would apply to you. The fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission on the sale.

Ownership

As owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. Two persons may apply for a Non-Qualified Contract as joint owners. Joint owners have equal undivided interests in their contract. That means that each may exercise any ownership rights on behalf of the other, except ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.

Before the Annuity Commencement Date, you may change:

  . your Annuity Commencement Date to any date at least ten years after your last purchase payment;

  .  your Optional Payment Plan;

  . the allocation of your investments among the Subaccounts and/or the Guarantee Account (subject to certain restrictions listed in your contract and in the "Transfers" provision); and

  . the owner, joint owner, primary beneficiary, and contingent beneficiary (unless the beneficiary or contingent beneficiary is named as an irrevocable beneficiary) upon written notice to our Home Office, if you reserved this right, and the Annuitant(s) is living at the time of the request. If you change a beneficiary, your plan selection will no longer be in effect unless you request that it continue. In addition, during the Annuitant's life, you can change any non-natural owner to another non-natural owner. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so.

Neither the Annuitant nor the Joint Annuitant can be changed.

We must receive your request for a change at our Home Office in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change.

Assignment

An owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract. An assignment must occur before any income payments begin and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Home Office, the assignment will become effective as of the date the written request was signed.

Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Home Office receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.

Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

Purchase Payments

You may make purchase payments at any frequency and in the amount you select, subject to certain limitations. You must obtain our approval before you make total purchase payments for an Annuitant age 79 or younger that exceed $2,000,000. If any Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000. Purchase payments may be made at any time prior to the Annuity Commencement Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first. We reserve the right to refuse to accept a purchase payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

The minimum initial purchase payment is $5,000 ($2,000 if your contract is an IRA contract). We may accept a lower initial purchase payment in the case of certain group sales. Each additional purchase payment must be at least $500 for Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for IRA contracts and $100 for other Qualified Contracts. If a Non-Qualified Contract is being used to fund another deferred annuity as a Funding Annuity pursuant to an approved Annuity Cross Funding Program, the minimum additional purchase payment is $100. See the "Annuity Cross Funding Program" provision of this prospectus.

Valuation Day and Valuation Period

We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m. Eastern Time) for each day the New York Stock Exchange is open, except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

Allocation of Purchase Payments

We place purchase payments into the Subaccounts, each of which invests in shares of a corresponding Portfolio and/or the Guarantee Account, according to your instructions. You may allocate purchase payments to the Subaccounts plus the Guarantee Account at any one time. The percentage of purchase payment which you can put into any one Subaccount or guarantee period must equal a whole percentage and cannot be less than $100. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications we may limit the amount that may be allocated to the Guarantee Account. Currently, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account.

Upon allocation to the appropriate Subaccounts, we convert purchase payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional purchase payment at our Home Office. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the charges of the Separate Account and the Portfolios.

You may change the allocation of subsequent purchase payments at any time, without charge, by sending us acceptable notice. The new allocation will apply to any purchase payments made after we receive notice of the change at our Home Office.

Valuation of Accumulation Units

Partial withdrawals, surrenders and/or payment of the death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions with regard to the partial withdrawal, surrender or payment of a death benefit. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense charges and mortality and expense risk charges from assets in the Subaccount. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. See the Statement of Additional Information for more details.

TRANSFERS

Transfers Before the Annuity Commencement Date

All owners may transfer all or a portion of their assets between and among the Subaccounts of the Separate Account and the Guarantee Account on any Valuation Day prior to the Annuity Commencement Date, subject to certain conditions that are stated below. Owners may not, however, transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Home Office. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts and/or the Guarantee Account. We may postpone transfers to, from or among the Subaccounts or the Guarantee Account under certain circumstances. See the "Requesting Payments" provision of this prospectus.

Transfers from the Guarantee Account to the Subaccounts

We may limit and/or restrict transfers from the Guarantee Account to the Subaccounts. For any allocation from the Guarantee Account to the Subaccounts, the limited amount will not be less than any accrued interest on that allocation plus 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost Averaging program (see the "Dollar Cost Averaging Program" provision), you may make such transfers only during the 30-day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount that you may transfer to the Subaccounts.

Transfers from the Subaccounts to the Guarantee Account

We may restrict certain transfers from the Subaccounts to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, we may also limit the amount that may be allocated to the Guarantee Account to no more than 25% of your Contract Value, as determined at the time of allocation. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. In addition, we reserve the right to prohibit or limit transfers from the Subaccounts to the Guarantee Account during the six month period following the transfer of any amount from the Guarantee Account to any Subaccount.

Transfers Among the Subaccounts

All owners may submit 12 Subaccount transfers each calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service. Transfer requests sent by same day mail, courier service, Internet, telephone or facsimile will not be accepted under any circumstances. Once we receive your mailed transfer request at our Home Office, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e., you may not call to cancel a transfer request sent by U.S. Mail or overnight delivery service. If you wish to change a transfer request sent by U.S. Mail or overnight delivery service, such change must also be sent in writing by U.S. Mail or by overnight delivery service. We will process that transfer request as of the Valuation Day the new transfer request is received at our Home Office.

Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 for each transfer. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

We also reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30 day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern of frequent transfers between the same Portfolios within a short period of time (i.e., transfers among the same Subaccounts occur within five to 15 days of each other).

In addition, we may not honor transfers made by third parties. See the "Transfers by Third Parties" provision of this prospectus.

If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous paragraphs.

When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a Portfolio does not apply equal treatment to all shareholders. See the "Special Note on Frequent Transfers" provision of this prospectus.

These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:

   (1) a Dollar Cost Averaging program;

   (2) a Portfolio Rebalancing program;

   (3) the terms of an approved Fund substitution or Fund liquidation; or

   (4) a Portfolio's refusal to allow the purchase of shares, either on behalf of an individual owner or the entire Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 12 transfers allowed per calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service.

Sometimes, we will not honor transfer requests. We will not honor a transfer request if:

   (1) any Subaccount that would be affected by the transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests; or

   (2) the transfer would adversely affect unit values.

The affected Portfolio(s) determine whether these items apply.

We will treat all owners equally with respect to transfer requests.

Telephone/Internet Transactions

All owners may make their first 12 transfers in any calendar year among the Subaccounts or between the Subaccounts and the Guarantee Account by calling or electronically contacting us. Transactions that can be conducted over the telephone and Internet include, but are not limited to:

   (1) the first 12 transfers of assets among the Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in purchase payment allocations when such changes include a transfer of assets);

   (2) Dollar Cost Averaging; and

   (3) Portfolio Rebalancing.

We employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:

   (1) requiring you or a third party to provide some form of personal identification before we act on the telephone/Internet instructions;

   (2) confirming the telephone/Internet transaction in writing to you or a third party you authorized; and/or

   (3) tape recording telephone instructions or retaining a record of your electronic request.

We reserve the right to limit or prohibit telephone and Internet transactions.

We will delay making a payment or processing a transfer request if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

Confirmation of Transactions

We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement.

Special Note on Reliability

Please note that the Internet or our telephone system may not always be available. Any computer system or telephone system, whether it is ours, yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Home Office.

Transfers by Third Parties

As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios and the management of the Portfolios share this position.

We have procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.

Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:

   (1) transfers made on behalf of many owners by one third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;

   (2) when we have not received adequate authorization from the owner allowing a third party to make transfers on his or her behalf; and

   (3) when we believe, under all facts and circumstances received, that the owner or his or her authorized agent is not making the transfer.

We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:

   (1) documentation signed by the owner or a court authorizing a third party to act on the owner's behalf;

   (2) passwords and encrypted information;

   (3) additional owner verification when appropriate; and

   (4) recorded conversations.

We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.

Special Note on Frequent Transfers

The Separate Account does not accommodate frequent transfers of Contract Value among Subaccounts. When owners or someone on their behalf submit requests to transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.

Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs. Accordingly, when an owner or someone on their behalf engages in frequent Subaccount transfers, other owners and persons with rights under the contracts (such as the beneficiaries) may be harmed.

The Separate Account discourages frequent transfers, purchases and redemptions. To discourage frequent Subaccount transfers, we adopted the policy described in the "Transfers Among the Subaccounts" section. This policy requires owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S. Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies (in particular, "time-zone" arbitrage) that rely on "same-day" processing of transfer requests.

In addition, we will not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Accumulation Unit values. Whether these restrictions apply is determined by the affected Portfolio(s), and although we apply the restrictions uniformly when we receive information from the Portfolio(s), we cannot guarantee that the Portfolio(s) will apply their policies and procedures in a uniform basis.

There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent Subaccount transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally. For instance, imposing the U.S. Mail requirement after 12 Subaccount transfers may not be restrictive enough to deter owners seeking to engage in abusing market timing strategies.

We may revise our frequent Subaccount transfer policy and related procedures, at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30 day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.

There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the contract level that discriminates among owners; however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your contract.

As stated in the previous paragraph, each of the Portfolios in which the Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the Portfolios describe any such policies and procedures. For example, a Portfolio may assess redemption fees (which we reserve the right to collect) on shares held for a relatively short period of time. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers. Owners should be aware that we may not have the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.

Under rules recently adopted by the SEC, effective April 16, 2007, we are required to enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide promptly, upon request by the Portfolio, certain information to the Portfolio about the trading activity of individual contract owners. We must then execute any instructions from the Portfolio to restrict or prohibit further purchases or transfers by a specific contract owner of Accumulation Units or Annuity Units of the Subaccount that invests in that Portfolio, where such contract owner has been identified by the Portfolio as having engaged in transactions (indirectly through such Subaccount) that violate policies established by the Portfolio for the purpose of eliminating or reducing any dilution of the value of the outstanding shares of the Portfolio. We will inform any contract owners whose future purchases and transfers of a Subaccount's units have been restricted or prohibited by a Portfolio.

Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to transfers that exceed its market timing policies and procedures, it will return the amount to us, and we will credit the amount to the owner as of the Valuation Day of our receipt of the amount. You may realize a loss if the unit value on the Valuation Day we credit the amount back to your account has increased since the original date of your transfer.

We apply our policies and procedures without exception, waiver, or special arrangement.

Dollar Cost Averaging Program

The Dollar Cost Averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund and/or the Guarantee Account to any combination of other Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Dollar Cost Averaging program:

   (1) by electing it on your application;

   (2) by contacting an authorized sales representative; or

   (3) by calling us at (800) 352-9910.

To use the program, you must transfer at least $100 from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund and/or interest rate guarantee period with each transfer.

The Dollar Cost Averaging program will begin 30-days after we receive all required forms with your instructions and any necessary purchase payment, unless we allow an earlier date. We will discontinue your participation in the Dollar Cost Averaging program:

  . on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file); or

  . when the assets in the Subaccount investing in the GE Investments Fund, Inc. -- Money Market Fund and/or interest rate guarantee period from which transfers are being made are depleted.

If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. We reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

We also reserve the right to credit a higher rate of interest on purchase payments allocated to the Guarantee Account that participate in the Dollar Cost Averaging program. We refer to this higher rate of interest as Enhanced Dollar Cost Averaging. The Dollar Cost Averaging program and/or Enhanced Dollar Cost Averaging program may not be available in all states and in all markets or through all broker-dealers who sell the contracts. If you terminate the Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the remaining assets in the Guarantee Account the current interest rate being credited to all other Guarantee Account assets not participating in the Enhanced Dollar Cost Averaging Program as of that Valuation Day. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, if you terminate your Dollar Cost Averaging program prior to the depletion of assets in the Guarantee Account, we may limit the amount that may be allocated to the Guarantee Account. If we exercise this right, we guarantee the amount limited will be the same as the amount limited for those contracts not participating in a Dollar Cost Averaging program as of the date you terminate your Dollar Cost Averaging program.

There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the minimum number of transfers we may allow in a calendar year.

We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit participation in Dollar Cost Averaging and Systematic Withdrawals at the same time.

Owners considering participating in a Dollar Cost Averaging program should call
(800) 352-9910 or an authorized sales representative to verify the availability of Dollar Cost Averaging.

Portfolio Rebalancing Program

Once your purchase payment has been allocated among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance on a quarterly, semi-annual or annual basis your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the Guarantee Account. You may elect to participate in the Portfolio Rebalancing program at any time by submitting a completed Portfolio Rebalancing form to our Home Office.

Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to our Home Office. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider Portfolio Rebalancing a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. We reserve the right to discontinue or modify the Portfolio Rebalancing program at any time and for any reason. We also reserve the right to exclude specific Subaccounts from Portfolio

Rebalancing. Portfolio Rebalancing does not assure a profit or protect against a loss.

Guarantee Account Interest Sweep Program

You may instruct us to transfer interest earned on your assets in the Guarantee Account (if available) to the Subaccounts to which you are allocating purchase payments, in accordance with your allocation instructions in effect on the date of the transfer any time before the Annuity Commencement Date. You must specify the frequency of the transfers (either monthly, quarterly, semi-annually, or annually).

The minimum amount in the Guarantee Account required to elect this option is $1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

You may participate in the interest sweep program at the same time you participate in either the Dollar Cost Averaging program or the Portfolio Rebalancing program. If any interest sweep transfer is scheduled for the same day as a Portfolio Rebalancing transfer, we will process the interest sweep transfer first.

We may limit the amount you may transfer from the Guarantee Account to the Subaccounts for any particular allocation. See the "Transfers" provision of this prospectus. We will not process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.

You may cancel your participation in the interest sweep program at any time by writing or calling our Home Office at the address or telephone number listed on page 1 of this prospectus. We will automatically cancel your participation in the program if your assets in the Guarantee Account are less than $1,000 or such lower amount as we may determine. There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. The interest sweep program does not assure a profit or protect against a loss.

SURRENDERS AND PARTIAL WITHDRAWALS

Surrenders and Partial Withdrawals

We will allow you to surrender your contract or to withdraw a portion of your Contract Value at any time before the Annuity Commencement Date upon your written request, subject to the conditions discussed below.

We will not permit a partial withdrawal that is less than $100 or a partial withdrawal that would reduce your Contract Value to less than $1,000. If your partial withdrawal request would reduce your Contract Value to less than $1,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

The amount payable on surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

   (1) the Contract Value (after deduction of any charge for an optional rider and annual contract charge, if applicable) on the Valuation Day we receive a request for surrender; less

   (2) any applicable surrender charge; less

   (3) any applicable premium tax.

We may pay the Surrender Value in a lump sum or under one of the Optional Payment Plans specified in the contract, based on your instructions.

If you are taking a partial withdrawal, you may indicate, in writing, electronically, or by calling our Home Office, from which Subaccounts or interest rate guarantee periods we are to take your partial withdrawal. If you do not so specify, we will deduct the amount of the partial withdrawal first from the Subaccounts on a pro-rata basis, in proportion to your assets in the Separate Account. We will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time. When taking a partial withdrawal, any applicable surrender charges and/or applicable premium tax will be taken from the amount withdrawn, unless otherwise requested.

We will delay making a payment if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, partial withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account. See "The Guarantee Account" provision of this prospectus.

Please remember that partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) will reduce your death benefit by the proportion that the partial withdrawal (including any applicable surrender charges and premium taxes assessed) reduces your Contract Value. See the "Death Benefit" provision of this prospectus.

Partial withdrawals and surrenders may also be subject to income tax and, if taken prior to age 59 1/2, a 10% additional IRS penalty tax. See the "Tax Matters" provision of this prospectus.

For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, partial withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account. See "The Guarantee Account" provision of this prospectus.

Restrictions on Distributions from Certain Contracts

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program to withdraw their interest in a variable annuity contract issued under the Texas Optional Retirement Program only upon:

   (1) termination of employment in the Texas public institutions of higher education;

   (2) retirement;

   (3) death; or

   (4) the participant's attainment of age 70 1/2.

If your contract is issued to a Texas Optional Retirement Plan, you must furnish us proof that one of these four events has occurred before we distribute any amounts from your contract.

Systematic Withdrawal Program

The Systematic Withdrawal program allows you to take Systematic Withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value must initially be at least $5,000 and you must submit a completed Systematic Withdrawal form to our Home Office. You can obtain the form from an authorized sales representative or our Home Office.

Your Systematic Withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. See the "Surrender Charge" provision of this prospectus. We will deduct the Systematic Withdrawal amounts first from any gain in the contract and then from purchase payments made. You may provide specific instructions as to which Subaccounts and/or interest rate guarantee periods from which we are to take the Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts in which you have an interest. To the extent that your assets in the Separate Account are not sufficient to accomplish the withdrawal, we will take the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including interest credited to such amounts) that have been in the Guarantee Account for the longest period of time.

After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

  .  you may request only one such change in a calendar quarter; and

  . if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of Systematic Withdrawals, then you may increase the remaining payments up to the maximum amount.

A Systematic Withdrawal program will terminate automatically when a Systematic Withdrawal would cause the remaining Contract Value to be less than $1,000. If a Systematic Withdrawal would cause the Contract Value to be less than $1,000, then we will not process that Systematic Withdrawal transaction. If any of your Systematic Withdrawals would be or become less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Home Office or by telephone. You may request that we pay any remaining payments in a lump sum. See the "Requesting Payments" provision of this prospectus.

For contracts issued on or after September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, taking systematic withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account. See "The Guarantee Account" provision of this prospectus.

Each Systematic Withdrawal is subject to Federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Both partial withdrawals at your specific request and withdrawals under a Systematic Withdrawal program will count toward the limit of the amount that you may withdraw in any contract year free of any surrender charges under the free withdrawal privilege. See the "Surrender Charge" provision of this prospectus. Your Systematic Withdrawal amount may be affected if you take an additional partial withdrawal.

Systematic Withdrawals (including any Systematic Withdrawal immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) will reduce your death benefit by the proportion that each Systematic Withdrawal (including any applicable surrender charges and premium tax) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus.

There is no charge for participation in the Systematic Withdrawal program, however we reserve the right to prohibit participation in Systematic Withdrawal and Dollar Cost Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30 days written notice to owners.

Annuity Cross Funding Program

The Annuity Cross Funding Program is not available to contracts issued on or after August 17, 2004.

This section of the prospectus describes a program that may permit you (if you are eligible) to purchase this contract and use it to make payments to a Scheduled Purchase Payment Variable Deferred Annuity issued by Genworth Life and Annuity Insurance Company. We refer to the program as the "Annuity Cross Funding Program" because you systematically withdraw amounts from this annuity contract (referred to as the "Funding Annuity") to make payments to the Scheduled Purchase Payment Variable Deferred Annuity Contract.

What is the Annuity Cross Funding Program? Subject to our prior approval, you may arrange to take Systematic Withdrawals and immediately allocate that withdrawal to the Scheduled Purchase Payment Variable Deferred Annuity Contract issued by us. We will not assess surrender charges on withdrawals that are allocated to the Scheduled Purchase Payment Variable Deferred Annuity as part of the Annuity Cross Funding Program, however, such withdrawals will reduce proportionally any death benefit available. See the "Death Benefit" provision. Systematic Withdrawals that are used in conjunction with the Annuity Cross Funding Program do not count toward the limit that you may withdraw in any contract year pursuant to your free withdrawal privilege.

How does the Annuity Cross Funding Program work? To participate in the Annuity Cross Funding Program, you must satisfy certain eligibility requirements and receive our prior approval. This contract, as the Funding Annuity, must be issued on the same date as the Scheduled Purchase Payment Variable Deferred Annuity and have the same Annuity Commencement Date.

There is no charge for participating in the Annuity Cross Funding Program. The Annuity Cross Funding Program will terminate automatically when the Systematic Withdrawals from this Funding Annuity cause the Contract Value in this Funding Annuity to be less than $100. You may discontinue the Annuity Cross Funding Program at any time by notifying us in writing at our Home Office. Discontinuing the Annuity Cross Funding Program could cause you to lose your guarantee under the Scheduled Purchase Payment Variable Deferred Annuity if the scheduled purchase payments are not completed under the terms of that contract. Once you discontinue participation in the Annuity Cross Funding Program, you may not reinstate it. The actual performance of this Funding Annuity may directly affect the amount of purchase payments that must be allocated to this Funding Annuity in order to make all required Scheduled Installments for the Scheduled Purchase Payment Variable Deferred Annuity Contract. If the Subaccounts of the Funding Annuity in which you have allocated assets do not perform as anticipated, it may be necessary to make additional purchase payments to either this Funding Annuity or to the Scheduled Purchase Payment Variable Deferred Annuity so that you do not lose your right to Guaranteed Minimum Income Payments under the Scheduled Purchase Payment Variable Deferred Annuity Contract.

The Scheduled Purchase Payment Variable Deferred Annuity is offered by a separate prospectus. Only variable annuity contracts issued by us or one of our affiliated companies and offered for use in an Annuity Cross Funding Program could be purchased as a Funding Annuity. The Scheduled Purchase Payment Variable Deferred Annuity Contract is not offered by this prospectus. The Scheduled Purchase Payment Variable Deferred Annuity Contract is offered only by the current prospectus for the Scheduled Purchase Payment Variable Deferred Annuity Contract.

Annuity Cross Funding Program -- tax treatment of the annuity contracts. Under an Annuity Cross Funding Program we will treat transfers from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity contract as non-taxable transfers within a single annuity contract for Federal tax purposes only if this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity each satisfy certain requirements upon issue. Our ability to continue to treat transfers from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity as non-taxable transfers within a single annuity contract for Federal tax purposes may be adversely affected if certain changes are made to either contract after issue. Changing the Annuity Commencement Date for this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity once a Cross Funding Program has begun may have adverse tax consequences, and you should consult a tax adviser before making any such change. In addition, changing the Annuity Commencement Date on this Funding Annuity may cause you to lose your rights to guaranteed minimum income payments under the terms of the Scheduled Purchase Payment Variable Deferred Annuity contract.

Both contracts must have the same owner, joint owner if any, Annuitant, and Joint Annuitant, if any. The beneficiaries need not be the same. Changing any owner, Annuitant, or beneficiary may have adverse tax consequences. You should consult a tax adviser before making such a change.

This contract permits you for a limited period to return it for a refund as described under the "Return Privilege" section of this prospectus. The Scheduled Purchase Payment Variable Deferred Annuity we offer may also provide a return privilege. You may choose to return either this Funding Annuity, the Scheduled Purchase Payment Variable Deferred Annuity, or both contracts in accordance with the applicable return privilege. Returning either this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity in accordance with the applicable return privilege without also returning the other contact may result in adverse tax consequences and you should consult a tax adviser before returning only one contract.

Transfers from the Scheduled Purchase Payment Variable Deferred Annuity to the Funding Annuity are not permitted. While surrender charges applicable to this Funding Annuity may decline over certain periods, amounts transferred from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity may be subject to surrender charges and/or a market value adjustment (which may be positive or negative) upon a partial withdrawal or surrender from the Scheduled Purchase Payment Variable Deferred Annuity. The surrender charge applicable to amounts transferred to the Scheduled Purchase Payment Variable Deferred Annuity may be higher than those applicable to such amounts had they remained invested in this Funding Annuity; market value adjustments applicable to amounts transferred to the Scheduled Purchase Payment Variable Deferred Annuity would not have been applicable to such amounts had they remained invested in this Funding Annuity.

If you request a partial withdrawal or surrender while participating in an Annuity Cross Funding Program, you must designate whether the partial withdrawal or surrender is to be made from this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity. Surrender charges and any other applicable charges will be assessed according to the provisions of the contract from which the partial withdrawal or surrender is made and as disclosed in the prospectus for that contract. You should be aware that the tax treatment of partial withdrawals or surrenders from either this Funding Annuity contract or the Scheduled Purchase Payment Variable Deferred Annuity Contract will be affected by partial withdrawals or surrenders as well as gains or losses with respect to the other contract. You should consult a tax adviser before requesting partial withdrawals or surrenders from this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity while participating in an Annuity Cross Funding Program.

Death benefits will be calculated and paid separately in accordance with the provisions of this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity as the case may be, and as disclosed in the prospectus for the respective contract.

Income payments will be calculated and paid according to the provisions of this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity (including the respective annuity tables of such contracts) and the provisions of the respective prospectuses for and administrative procedures applicable to each such contract. However, this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity Contract will be aggregated and treated as one contract for purposes of the tax treatment of such annuity payments. You should consult a tax adviser before requesting annuity payments to start under this Funding Annuity and/or the Scheduled Purchase Payment Variable Deferred Annuity Contract and before commuting any income payments before the payment date for such payment.

This discussion of the Annuity Cross Funding Program does not attempt to address the tax and other treatment of every transaction that could be effected under this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity Contract in connection with an Annuity Cross Funding Program. You should consult a tax adviser before you purchase this contract and/or Scheduled Purchase Payment Variable Deferred Annuity Contract in connection with an Annuity Cross Funding Program.

THE DEATH BENEFIT

Death Benefit
at Death of
Any Annuitant
Before the Annuity
Commencement
Date

If Any Annuitant dies before the Annuity Commencement Date, regardless of whether the Annuitant is also an owner or joint owner of the contract, the amount of proceeds available for the designated beneficiary is the death benefit. Upon receipt at our Home Office of due proof of an Annuitant's death (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in the prospectus.

The death benefit choices we offer are:

   (1) the Basic Death Benefit;

   (2) the Optional Death Benefit; and

   (3) the Optional Enhanced Death Benefit.

We automatically provide the Basic Death Benefit to you. The Optional Death Benefit and the Optional Enhanced Death Benefit are available to you for an additional charge.

The death benefit varies based on:

   (1) the Annuitant's age on the date the contract is issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract is issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

For contracts issued on or after the later of May 15, 2001, or the date on which state insurance authorities approve applicable contract modifications, the Basic Death Benefit will be as follows:

If the Annuitant is, or both the Annuitant and the Joint Annuitant are, age 80 or younger at the time the contract is issued, the Basic Death Benefit equals the greatest of:

   (a) the Contract Value as of the date we receive due proof of death of any Annuitant;

   (b) the greatest Contract Value as of any contract anniversary up to and including the contract anniversary next following or coincident with the 80th birthday of the older of any Annuitant, plus any purchase payments paid since then, adjusted for any partial withdrawals (including any surrender charges and any premium tax assessed); and

   (c) purchase payments accumulated at 5% per contract year until the 80th birthday of the older Annuitant up to a maximum of 200% of purchase payments.

Partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) reduce the death benefit calculated under (b) and (c) proportionately by the same percentage that the partial withdrawal (including any applicable surrender charges and any premium tax assessed) reduce your Contract Value.

If any Annuitant is age 81 or older at issue, the Basic Death Benefit, as of the date we receive due proof of death of any Annuitant, equals the greatest of:

   (a) the Contract Value as the date we receive due proof of death of any Annuitant;

   (b) the greatest Contract Value as of any contract anniversary up to and including the contract anniversary next following or coincident with the 85th birthday of the older of any Annuitant, plus any purchase payments paid since then, adjusted for any withdrawals and any applicable premium tax; and

   (c) purchase payments less any partial withdrawals (including any surrender charges and any premium tax assessed).

We will adjust the death benefit for partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) in the same proportion as the percentage that the partial withdrawal (including any surrender charges and any premium taxes assessed) reduces your Contract Value.

Please refer to Appendix A in this prospectus for an example of the death benefit calculation.

For contracts issued prior to May 15, 2001, or the date on which state insurance authorities approve applicable contract modifications, the Basic Death Benefit will be as follows:

If the Annuitant is, or both the Annuitant and the Joint Annuitant are, age 80 or younger at issue, the Basic Death Benefit equals the greatest of:

   (a) the Contract Value as of the date we receive due proof of death of any Annuitant;

   (b) the sum of (1) minus (2) plus (3), where

      (1) is the greatest Contract Value as of any contract anniversary up to and including the contract anniversary next following or coincident with the 80th birthday of the older of any Annuitant plus any purchase payments made since then adjusted for any partial withdrawals (including any surrender charges and any premium tax assessed);

      (2) is the Contract Value on the date of death; and

      (3) is the Contract Value on the date we receive due proof of death; and

   (c) the sum of (1) minus (2) plus (3), where:

      (1) is purchase payments accumulated at 5% per year and credited as of the contract anniversary until the 80th birthday of the older of any Annuitant up to a maximum of 200% of purchase payments;

      (2) is the Contract Value on the date of death; and

      (3) is the Contract Value on the date we receive due proof of death.

Partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) reduce (b)(1) and (c)(1) proportionately by the same percentage that the partial withdrawal (including any applicable surrender charges and any premium taxes assessed) reduces your Contract Value.

If any Annuitant is older than age 80 at issue, the Basic Death Benefit is equal to the greatest of:

   (a) the Contract Value as of the date we receive due proof of death of any Annuitant;

   (b) the sum of (1) minus (2) plus (3), where:

      (1) is the greatest Contract Value as of any contract anniversary up to and including the contract anniversary next following or coincident with the 85th birthday of the older of any Annuitant plus any purchase payments made since then adjusted for any partial withdrawals and any premium tax;

      (2) is the Contract Value on the date of death; and

      (3) is the Contract Value on the date we receive due proof of death; and

   (c) the purchase payments less any partial withdrawals.

Partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) reduce (b)(1) proportionally by the same percentage that the partial withdrawal (including any applicable surrender charge and any premium tax assessed) reduces Contract Value.

We will adjust the death benefit for partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) in the same proportion as the percentage that the partial withdrawal (including any surrender charges and any premium tax assessed) reduce your Contract Value.

Please refer to Appendix A for an example of the Basic Death Benefit calculation.

Optional Death Benefit

The Optional Death Benefit adds an extra feature to the Basic Death Benefit. Under the Optional Death Benefit, the amount we pay as of the date we receive due proof of death of any Annuitant will be the greater of:

  .  the Basic Death Benefit; and

  . the minimum death benefit as of the date we receive due proof of death. The minimum death benefit is the value of purchase payments increased with interest at 6% per contract year up to 200% of purchase payments.

Partial withdrawals for each contract year (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) up to 6% of purchase payments, calculated at the time of each partial withdrawal, reduce the minimum death benefit by the same amount that the partial withdrawal (including any applicable surrender charge and any premium taxes assessed) reduces Contract Value.

However, once any partial withdrawal in the current or any prior contract year exceeds 6% of purchase payments made under the contract, all partial withdrawals (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) from then on will reduce the minimum death benefit proportionately by the same percentage that the partial withdrawals (including any applicable surrender charges and any premium taxes assessed) reduce the Contract Value.

You may only elect the Optional Death Benefit when you apply for a contract. Once elected, the benefit remains in effect while your contract is in force until income payments begin, or until the contract anniversary following the date we receive your request to terminate the benefit. If we receive your request within 30 days following any contract anniversary, you may request that the benefit terminate as of that anniversary.

The Optional Death Benefit may not be available in all states or markets. In addition, to be eligible for this benefit, neither the Annuitant nor the Joint Annuitant (if applicable) may be older than age 75 at the time of issue, unless we approve a different age. We charge an additional amount for this benefit. We guarantee that this charge will not exceed an annual rate of 0.25% of your Contract Value at the time of deduction. See the "Charges for the Optional Death Benefit" provision of this prospectus.

Please refer to Appendix A for an example of the Optional Death Benefit calculation.

Optional Enhanced Death Benefit

The Optional Enhanced Death Benefit (which may be referred to as "Earnings Protector" in our marketing materials) adds an extra feature to our Basic Death Benefit and, if applicable, the Optional Death Benefit.

You may only elect the Optional Enhanced Death Benefit at the time of application. Once elected, the benefit will remain in effect while your contract is in force until income payments begin. You cannot otherwise terminate this benefit.

We charge you an additional amount for the Optional Enhanced Death Benefit. Currently, this amount is an annual rate of 0.20% of the average of:

   (1) the Contract Value at the beginning of the previous contract year; and

   (2) the Contract Value at the end of the previous contract year.

The charge for the Optional Enhanced Death Benefit is taken on each contract anniversary. We guarantee that this charge will not exceed an annual rate of 0.35% of the average Contract Value, as described above. The rate that applies to your contract will be fixed at issue. See the "Charges for the Optional Enhanced Death Benefit" provision.

The Optional Enhanced Death Benefit may not be available in all states or markets. In addition, to be eligible for this rider, the Annuitant cannot be older than age 75 at the time of issue unless we approve a different age.

The Optional Enhanced Death Benefit varies based on the age of the Annuitant(s) at issue. Your optional Enhanced Death Benefit will never be less than zero.

If the Annuitant is age 70 or younger at the date the contract is issued, the Optional Enhanced Death Benefit equals 40% of (a) minus (b), where:

   (a) is the Contract Value as of the date we receive due proof of death; and

   (b) purchase payments paid, not previously withdrawn.

This death benefit cannot exceed 70% of purchase payments paid adjusted for partial withdrawals. Purchase payments, other than the initial purchase payment, paid within 12 months of death are not included in this calculation.

If the Annuitant is older than age 70 at the time the contract is issued, the Optional Enhanced Death Benefit equals 25% of (a) minus (b), where:

   (a) is the Contract Value on the date we receive due proof of death; and

   (b) purchase payments paid, not previously withdrawn.

This death benefit cannot exceed 40% of purchase payments paid, adjusted for partial withdrawals. Purchase payments, other than the initial purchase payment, paid within 12 months of death are not included in this calculation.

Under both age scenarios listed above, we take partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) first from gain and then from purchase payments paid. For purposes of this benefit, we calculate gain as (a) plus (b) minus (c) minus (d), but not less than zero, where:

   (a) is the Contract Value on the Valuation Day we receive your partial withdrawal request;

   (b) is the total of any partial withdrawals, excluding surrender charges, previously taken;

   (c) is the total of purchase payments paid; and

   (d) is the total of any gain previously withdrawn.

Please refer to Appendix A for an example of the Optional Enhanced Death Benefit calculation.

There are important things you should consider before you purchase the Optional Enhanced Death Benefit. These include:

  . The Optional Enhanced Death Benefit does not guarantee that any amounts under the benefit will become payable at death. Market declines resulting in your Contract Value being less than your purchase payments paid and not previously withdrawn may result in no Enhanced Death Benefit being payable.

  . Once you purchase the Optional Enhanced Death Benefit, you cannot terminate it. This means that regardless of any changes in your circumstances, we will continue to assess a charge for the Optional Enhanced Death Benefit.

  . Please take advantage of the guidance of a qualified financial adviser in evaluating the Optional Enhanced Death Benefit option, as well as the other aspects of the contracts.

When We Calculate the Death Benefit

We will calculate the Basic Death Benefit, Optional Death Benefit, and Optional Enhanced Death Benefit on the date we receive due proof of death at our Home Office. Until we receive complete written instructions satisfactory to us from the beneficiary, the calculated death benefit will remain allocated to the Separate Account and/or Guarantee Account, according to your last instructions. This means that the calculated death benefit will fluctuate with the performance of the Subaccounts in which you are invested.

Death of an Owner or Joint Owner Before the Annuity Commencement Date

In certain circumstances, Federal tax law requires that distributions be made under this contract upon the death of:

  .  an owner or joint owner; or

  . the Annuitant or Joint Annuitant (if the owner is a non-natural entity such as a trust or corporation).

At the death of any owner (or any Annuitant, if the owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

   (1) owner or joint owners;

   (2) primary beneficiary;

   (3) contingent beneficiary; or

   (4) owner's estate.

We then will treat the designated beneficiary as the sole owner of the contract. If there is more than one designated beneficiary, we will treat each one separately in applying the tax law's rules described below.

Distribution rules. Distributions required by Federal tax law differ depending on whether the designated beneficiary is the spouse of the deceased owner (or the spouse of the deceased Annuitant, if the contract is owned by a non-natural entity).

  . Spouses -- If the designated beneficiary is the spouse of the deceased, the spouse may continue the contract as the new owner. If the deceased was the Annuitant and there is no surviving contingent Annuitant, the spouse will automatically become the new Annuitant. At the death of the spouse, this provision may not be used again, even if the spouse remarries. In such case, the entire interest in the contract will be paid within 5 years of such spouse's death to the beneficiary named by the spouse. If no beneficiary is named, such payment will be made to the spouse's estate. The amount payable will be equal to the death benefit on the date we receive due proof of the Annuitant's death. Any increase in the Contract Value will be allocated to the Subaccounts and/or the Guarantee Account using the purchase payment allocation in effect at that time. Any death benefit payable subsequently (at the death of the new Annuitant) will be calculated as if the spouse had purchased a contract for the new Contract Value on the date we received due proof of death. Any death benefit will be based on the new Annuitant's age as of the date we receive due proof of death of the original owner, rather than the age of the previously deceased Annuitant. All other provisions will continue as if the spouse had purchased the contract on the original Contract Date.

  . Non-Spouses -- If the designated beneficiary is not the spouse of the deceased person, this contract cannot be continued in force indefinitely. Instead, upon the death of any owner (or Annuitant, if the owner is a non-natural entity), payments must be made to (or for the benefit of) the designated beneficiary under one of the following payment choices:

      (1) receive the Surrender Value in a lump sum payment upon receipt of due proof of death (see the "Requesting Payments" provision of this prospectus);

      (2) receive the Surrender Value at any time during the five year period following the date of death. At the end of the five year period, we will pay in a lump sum payment any Surrender Value still remaining; or

      (3) apply the Surrender Value to provide a monthly income benefit under Optional Payment Plan 1 or 2. The first monthly income benefit payment must be made no later than one year after the date of death. In addition, if Optional Payment Plan 1 is chosen, the period certain cannot exceed the designated beneficiary's life expectancy, and if Optional Payment Plan 2 is chosen, the fixed period cannot exceed the designated beneficiary's life expectancy.

If no choice is made by the designated beneficiary within 30 days following receipt of due proof of death, we will pay the Surrender Value within 5 years of the date of death. Due proof of death must be provided within 90 days of the date of death. We will not accept any purchase payments after the non-spouse's death. If the designated beneficiary dies before the entire Surrender Value has been distributed, we will pay in a lump sum any Surrender Value still remaining to the person named by the designated beneficiary. If no person is so named, payment will be made to the designated beneficiary's estate.

Under payment choice 1 or 2, the contract will terminate upon payment of the entire Surrender Value. Under payment choice 3, this contract will terminate when the Surrender Value is applied to provide a monthly income benefit.

Amount of the proceeds: The proceeds we pay will vary, in part, based on the person who dies, as shown below:

                             Amount of
     Person who died       Proceeds Paid
-----------------------------------------
Owner or Joint Owner      Surrender Value
(who is not an Annuitant)
-----------------------------------------
Owner or Joint Owner      Death Benefit
(who is an Annuitant)
-----------------------------------------
Annuitant                 Death Benefit
-----------------------------------------

Upon receipt of due proof of death, the designated beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed above.

Death of Owner, Joint Owner, or Annuitant On or After the Annuity Commencement Date

On or after the Annuity Commencement Date, if an owner, joint owner, Annuitant, or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of such death, notwithstanding any other provision of the contract. This means that unless accelerated in accordance with contract terms, income payments will continue to the beneficiary under the distribution method in effect at the applicable death.

INCOME PAYMENTS

Income Payments and the Annuity Commencement Date

The Annuity Commencement Date is the date income payments begin under the contract, provided the Annuitant is still living on that date. The Annuity Commencement Date must be a date at least thirteen months from the date the contract is issued.

The owner selects the contract's initial Annuity Commencement Date at issue. Thereafter, until income payments begin, the owner may elect to extend the Annuity Commencement Date in one-year increments to any date at least 10 years after the date of the last purchase payment and within one year of the last Annuity Commencement Date, so long as the new Annuity Commencement Date is not a date beyond the latest permitted Annuity Commencement Date. The latest Annuity Commencement Date we currently permit may not be a date beyond the younger Annuitant's 90th birthday, unless we consent to a later date. We reserve the right to discontinue to allow the deferral of the Annuity Commencement Date at any time and without prior notice. Any consent for a new Annuity Commencement Date will be provided on a non-discriminatory basis.

An owner may request to change the Annuity Commencement Date by sending written notice to our Home Office prior to the Annuity Commencement Date then in effect. If you change the Annuity Commencement Date, the Annuity Commencement Date will mean the new Annuity Commencement Date selected, provided such Annuity Commencement Date is not a date beyond the latest permitted Annuity Commencement Date. If income payments have not commenced upon reaching the latest permitted Annuity Commencement Date, we will begin making payments to the named payee. In this circumstance, income payments will be made in the form of a Life Income with a 10 Year Period Certain.

An Annuity Commencement Date that occurs or is scheduled to occur at an advanced age (e.g., past age 85) may, in certain circumstances, have adverse income tax consequences. See the "Tax Matters" provision of this prospectus. Contracts issued to qualified retirement plans provide for income payments to start on the date and under the option specified by the plan.

We will pay a monthly income benefit to the owner beginning on the Annuity Commencement Date provided the Annuitant(s) is still living. We will pay the monthly income benefit in the form of a Life Income with 10 Years Certain plan or a Joint Life and Survivor Income with 10 Years Certain plan, both with variable income payments, using the gender (where appropriate) and settlement age of the Annuitant instead of the payee, unless you make another election. As described in your contract, the settlement age may be less than the Annuitant's age. This means that payments may be lower than they would have been without the adjustment. You may also choose to receive the the Surrender Value of your contract on the date immediately preceding the Annuity Commencement Date in a lump sum, in which case we will cancel the contract. See the "Requesting Payments" provision of this prospectus.

Payments will continue for the life of the Annuitant under the Life Income with 10 Years Certain plan, if he or she lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10 year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

Payments will continue for the life of the Surviving Annuitant under the Joint Life and Survivor Life with 10 Years Certain plan, if any Annuitant lives longer than 10 years. If both Annuitants die before the end of 10 years, the remaining payments for the 10 year period will be discounted at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay the discounted amount in a lump sum.

The contract also provides optional forms of income payments ("Optional Payment Plans"), each of which is payable on a fixed basis. Optional Payment Plan 1 and Optional Payment Plan 5 also are available on a variable basis.

If you elect fixed income payments, the guaranteed amount payable will be computed using interest at a minimum rate of 3% compounded yearly. We may increase the interest rate, which will increase the amount we pay to you or the payee.

If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the Optional Payment Plan you choose. These rates vary based on the Annuitant's settlement age and if applicable, gender, upon the settlement age and gender of a second person you designate (if applicable). Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.

The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.

We will make income payments monthly unless you elect to receive payments quarterly, semi-annually or annually. Under the monthly income benefit and all of the Optional Payment Plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. See the "Requesting Payments" provision of this prospectus. Upon making such a payment, we will have no future obligation under the contract.

The amount of your income payments will depend on four things:

  . your Surrender Value on the Valuation Day immediately preceding your Annuity Commencement Date;

  . the settlement age on the Annuity Commencement Date, and if applicable, the gender of the Annuitant(s);

  .  the specific payment plan you choose; and

  . if you elect variable income payments, the investment performance of the Portfolios selected.

As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

Optional Payment Plans

The following Optional Payment Plans are available under the contract:

   Optional Payment Plan 1 -- Life Income with Period Certain. This option guarantees periodic monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 2 -- Income for a Fixed Period. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 3 -- Income of a Definite Amount. This option provides periodic payments of a definite amount to be paid. Payments can be made annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 4 -- Interest Income. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest, in a lump sum to the payee's estate unless otherwise provided. This plan is not available to contracts issued as Qualified Contracts.

   Optional Payment Plan 5 -- Joint Life and Survivor Income. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10-year period at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the survivor's estate, unless otherwise provided.

If the payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death or on the Annuity Commencement Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

All payments under Optional Payment Plan 2 (Income for a Fixed Period), Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan 4 (Interest Income) may be redeemed by the payee upon written request to our Home Office. Payments made under Optional Payment Plan 1 (Life Income with Period Certain) and Optional Payment Plan 5 (Joint Life and Survivor Income) are not redeemable. If a request for redemption is received for Optional Payment Plan 2, Optional Payment Plan 3 or Optional Payment Plan 4 in good order, the payment will generally be made within seven days, however, some states require us to reserve the right to defer payments from the Guarantee Account for up to six months from the date we receive the request for payment.

Variable Income Payments

The monthly amount of your first variable income payment will equal your Surrender Value on the Valuation Day immediately preceding your Annuity Commencement Date, less any premium taxes, multiplied by the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

On the Annuity Commencement Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Annuity Commencement Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount multiplied by the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Annuity Commencement Date.

Following the Annuity Commencement Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

   (a) is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

   (b) is an assumed interest rate factor equal to .99991902 raised to a power equal to the number of days in the Valuation Period.

The assumed interest rate factor in (b) above is the daily equivalent of dividing by one plus the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

Transfers After the Annuity Commencement Date

If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments three times each calendar year. The transfer will be effective as of the end of the Valuation Period during which we receive the written transfer request at our Home Office. However, we reserve the right to limit the number of transfers, if necessary, for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payments as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Annuity Commencement Date.

We do not permit transfers between the Subaccounts and the Guarantee Account after the Annuity Commencement Date. We also do not permit transfers in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

TAX MATTERS

Introduction

This part of the prospectus discusses the Federal income tax treatment of the contract. The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances.

This discussion does not address all of the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

Taxation of
Non-Qualified
Contracts

This part of the discussion describes some of the Federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a Section 401(k) plan.

Tax deferral on earnings. The Federal income tax law generally does not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

  . an individual must own the contract (or the tax law must treat the contract as owned by an individual);

  . the investments of the Separate Account must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

  . the owner's right to choose particular investments for a contract must be limited; and

  . the contract's Annuity Commencement Date must not occur near the end of the Annuitant's life expectancy.

Contracts not owned by an individual -- no tax deferral and loss of interest deduction. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for Federal income tax purposes. The entity owning the contract pays tax each year on the annual increase in Contract Value. Contracts issued to a corporation or a trust are examples of contracts where the owner is currently taxed on the contract's earnings.

There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide non-qualified deferred compensation for its employees.

In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

Investments in the Separate Account must be diversified. For a contract to be treated as an annuity contract for Federal income tax purposes, the investments of the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

Although we do not control the investments of all of the Funds, we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

Restrictions on the extent to which an owner can direct the investment of assets. In some circumstances, owners of variable contracts who possess excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modifications be necessary to prevent an owner of the contract from being treated as the owner of the underlying Separate Account assets. However, there is no assurance such efforts would be successful.

Age at which income payments must begin. Federal income tax rules do not expressly identify a particular age by which income payments must begin. However, those rules do require that an annuity contract provide for amortization, through income payments of the contract's purchase payments and earnings. If income payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

No guarantees regarding tax treatment. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

Partial withdrawals and surrenders. A partial withdrawal occurs when you receive less than the total amount of the Surrender Value. In the case of a partial withdrawal, you will pay tax on the amount you receive to the extent your Contract Value before the partial withdrawal exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a surrender, you will pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your purchase payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

Your contract imposes charges relating to the death benefit, including any death benefit provided under an optional rider. It is possible that all or a portion of these charges could be treated as withdrawals from the contract.

In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial withdrawal from the contract.

Assignments and pledges. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a withdrawal of such amount or portion.

Gifting a contract. If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

Taxation of income payments. The Code imposes tax on a portion of each income payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." We will notify you annually of the taxable amount of your income payment.

Pursuant to the Code, you will pay tax on the full amount of your income payments once you have recovered the total amount of the "investment in the contract." If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment Plan 3 depending on the relationship of the amount of the periodic payments to the period over which they are paid.

Taxation of Cross Funded Annuity Contracts. You may authorize partial withdrawals from this annuity to be applied to satisfy the scheduled installments into the Scheduled Purchase Payment Variable Deferred Annuity. In that event, based on a Private Letter Ruling issued by the IRS on July 30, 2002 (PLR 200243047), we believe that the tax treatment set forth below will apply to Non-Qualified Contracts and we will report relevant transactions to the IRS on the basis that:

   (1) this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity will be aggregated and treated as a single annuity contract for tax purposes;

   (2) amounts transferred from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity will not be treated as a taxable distribution, but instead as a non-taxable transfer of assets within a single variable deferred annuity contract;

   (3) if amounts are distributed from either this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity before the Annuity Commencement Date, such amounts will be taxed to the extent there is any aggregate gain in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity; and

   (4) distributions from this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity beginning on the Annuity Commencement Date will be aggregated and taxed on a pro rata basis.

A portion of each aggregate distribution on or after the Annuity Commencement Date will be treated as a non-taxable return of the aggregate investment in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity and the remaining portion of such aggregate distribution will be treated as taxable, until all such aggregate investment in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity has been recovered. After that, all distributions from this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity will be fully taxable.

For Non-Qualified Contracts, if the Annuity Commencement Date of this Funding Annuity is changed so that this annuity and the Scheduled Purchase Payment Variable Deferred Annuity have different Annuity Commencement Dates, the resulting tax consequences will be uncertain and possibly less favorable than those set forth above.

Except as otherwise required by law, transfers of assets between contracts with different Annuity Commencement Dates and different withdrawals of assets from such contracts will be treated as taxable withdrawals, with gain determined on an aggregate basis in accordance with Code Section 72(e)(11).

Taxation of the death benefit. We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant (or Joint Annuitant, if applicable) dies before or after the Annuity Commencement Date.

Taxation of Death Benefit if Paid Before the Annuity Commencement Date:

  . The death benefit is taxed in the same manner as an income payment if received under an Optional Payment Plan.

  . If not received under an Optional Payment Plan, the death benefit is taxed in the same manner as a surrender or a partial withdrawal, depending on the manner in which the death benefit is paid.

Taxation of Death Benefit if Paid After the Annuity Commencement Date.

  . The death benefit is includible in income to the extent that it exceeds the unrecovered "investment in the contract."

Penalty taxes payable on partial withdrawals, surrenders, or income payments. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies.

These exceptions include partial withdrawals and total surrenders or income payments that:

  .  you receive on or after you reach age 59 1/2;

  .  you receive because you became disabled (as defined in the tax law);

  .  are received on or after the death of an owner; or

  . you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

It is uncertain whether Systematic Withdrawals will qualify for this last exception. If they do, any modification of the Systematic Withdrawals, including additional withdrawals apart from the Systematic Withdrawals, could result in certain adverse tax consequences. In addition, transfers among the Subaccounts may result in payments not qualifying for this exception.

Special rules if you own more than one contract. In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an income payment, a surrender, or a partial withdrawal that you must include in income. For example:

  . if you purchase a contract offered by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract for certain purposes;

  . if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract.

The effects of such aggregation are not clear. However, it could affect:

  . the amount of a surrender, a partial withdrawal or an income payment that you must include in income; and

  .  the amount that might be subject to the penalty tax.

Section 1035 Exchanges

Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract.

Upon the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under Section 1035.

Qualified Retirement Plans

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein in the future. Prospective purchasers should contact our Home Office for information on the availability of Qualified Contracts at any given time.

The Federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a tax adviser.

The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit. The purchase of this contract as an investment of a qualified retirement plan does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefits, income benefits and other non-tax benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

Types of Qualified Contracts. The types of Qualified Contracts currently being offered include:

  . Traditional Individual Retirement Annuities (IRAs) permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified Employee Pensions (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.

  . Roth IRAs permit certain eligible individuals to make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth
     IRA, income tax and a 10% IRS penalty tax may apply to distributions made:
     (1) before age 591/2 (subject to certain exceptions); or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% IRS penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

  . Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.

  . 403(b) Plans allow employees of certain tax-exempt organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of: (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 591/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to a 10% penalty tax.

Terms of qualified retirement plans and Qualified Contracts. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

Employer qualified plans. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan with respect to: participation; vesting; funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; withholding; reporting and disclosure.

In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee, plan administrator and/or other plan fiduciaries to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.

IRAs and Roth IRAs. The Code permits individuals to make annual contributions to IRAs of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. The Code also permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in this contract comports with IRA qualification requirements.

You will be the owner of a contract issued as an IRA or Roth IRA, and will be responsible for exercising your rights as owner in accordance with applicable tax rules, including limitations for contributions and distributions.

The death benefit and Qualified Contracts. Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs or SIMPLE IRAs. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, Roth IRA or a SIMPLE IRA could disqualify a contract and result in increased taxes to the owner.

It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified retirement plans, such as in connection with a Section 403(b) plan. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

Treatment of Qualified Contracts compared with Non-Qualified
Contracts. Although some of the Federal income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:

  . the Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

  . the Code does not limit the amount of purchase payments and the time at which purchase payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of purchase payments made to Qualified Contracts;

  . the Code does not allow a deduction for purchase payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for purchase payments made to a Qualified Contract;

  . Under most qualified retirement plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2 for Traditional IRAs and SEPs and April 1 of the calendar year following the later of the calendar year in which the employee (except for a 5 percent owner) retires or attains age 70 1/2 for other Qualified Contracts. Roth IRAs do not require any distributions during the owner's lifetime. The death benefit under your contract may increase the amount of the minimum required distribution that must be taken from your contract.

The Federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, Federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

Amounts received under Qualified Contracts. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Purchase payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

Federal penalty taxes payable on distributions. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial withdrawal, surrender, or annuity payment:

  .  received on or after the owner reaches age 59 1/2;

  . received on or after the owner's death or because of the owner's disability (as defined in the tax law);

  . received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

  .  received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.

Moving money from one Qualified Contract or qualified retirement plan to another. Rollovers and transfers: In many circumstances you may move money between Qualified Contracts and qualified retirement plans by means of a rollover or a transfer. Recent legislation has expanded these rollover options, including permitting the rollover of your after-tax contributions. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan.

Direct rollovers: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from Section 401(a) plans, Section 403(b) plans, H.R. 10 plans and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require Federal income tax equal to 20% of the eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

Federal Income Tax Withholding

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time you request a partial withdrawal or surrender, or income payment, we will send you forms that explain the withholding requirements.

State Income Tax Withholding

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

Tax Status of the Company

Under existing Federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any Federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

Changes in the
Law

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

REQUESTING PAYMENTS

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial withdrawal or surrender proceeds from the Separate Account within seven days after receipt at our Home Office of a request in good order. We also will ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine payment amounts as of the end of the Valuation Period during which our Home Office receives the payment request or due proof of death and all required forms.

In most cases, when we pay the death benefit in a lump sum, we will pay these proceeds either:

   (1) to your designated beneficiary directly in the form of a check; or

   (2) by establishing an interest bearing account, called the "Secure Access Account," for the designated beneficiary, in the amount of the death benefit.

When establishing the Secure Access Account we will send the designated beneficiary a checkbook within seven days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit payment. The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account. If we do not receive instructions from the designated beneficiary with regard to the form of death benefit payment, we will automatically establish the Secure Access Account.

We will delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

   (1) the disposal or valuation of the Subaccount is not reasonably practicable because:

      . the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

      . the New York Stock Exchange is closed for other than a regular holiday or weekend;

      .  trading is restricted by the SEC; or

   (2) the SEC, by order, permits postponement of payment to protect our owners.

State law requires that we reserve the right to defer payments from the Guarantee Account for a partial withdrawal or surrender for up to six months from the date we receive your payment request at our Home Office. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

If mandated under applicable law, we may be required to reject a purchase payment and/or block an owner's account and thereby refuse any requests for transfers, partial withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about you or your account to government regulators.

SALE OF THE CONTRACTS

We have entered into an underwriting agreement with Capital Brokerage Corporation (doing business in Indiana as Genworth Financial Brokerage Corporation) (collectively, "Capital Brokerage Corporation") for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital Brokerage Corporation is located at 6620 WestBroad Street, Building 2, Richmond, Virginia 23230.

Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the NASD.

Capital Brokerage Corporation offers the contracts through its registered representatives who are registered with the NASD and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.nasdr.com or by calling
(800) 289-9999. You also can obtain an investor brochure from NASD Regulation describing its Public Disclosure Program. Registered representatives with Capital Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with the Company.

Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts. The registered representatives of these selling firms are registered with the NASD and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.

We pay compensation to Capital Brokerage Corporation for promotion and sales of the contracts by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales commissions and other cash and non-cash compensation. The maximum commission we may pay for the sale of the contract is 11.0% of a contract owner's aggregate purchase payments.

The maximum commission consists of three parts -- commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firm ("selling firms"), that employs the registered representative who sold your contract, and an amount paid to the selling firm for marketing allowances and other payments related to the sale of the contract. Wholesalers with Capital Brokerage Corporation each may receive a maximum commission of 1.4% of purchase payments.

After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 8.6% of purchase payments is paid to the selling firm. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm that employs the representative.

All selling firms receive commissions as described above based on the sale of, and receipt of purchase payments, on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid to a selling firm on the sale of a contract is 1.0% of Contract Value. At times, Capital Brokerage Corporation may make other cash and non-cash payments to selling firms, as well as receive payments from selling firms, for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital Brokerage Corporation and the selling firm in order to coordinate data for the sale and maintenance of the contract. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage Corporation from the selling firms ranges significantly.

The commissions listed above are maximum commissions paid, and reflect situations where we pay a higher commission for a short period of time for a special promotion.

No specific charge is assessed directly to contract owners or the Separate Account to cover commissions and other incentives or payments described above. We do, however, intend to recoup commissions and other sales expenses and incentives we pay through fees and charges deducted under the contract and any other corporate revenue.

All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract do not vary because of such payments to or from such selling firms.

Even though your contract costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of receiving, or the receipt of, additional compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus another product with respect with which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements into account when considering and evaluating any recommendation relating to the contracts.

During 2006, 2005 and 2004, $110.5 million, $62.0 million and $83.3 million, respectively, was paid to Capital Brokerage Corporation for the sale of contracts in the Separate Account and any new purchase payments received. In 2006, 2005 and 2004, no underwriting commissions were paid to Capital Brokerage Corporation. Although neither we nor Capital Brokerage anticipate discontinuing the offering of the contracts, we do reserve the right to discontinue offering the contracts at any time.

ADDITIONAL INFORMATION

Owner Questions

The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Home Office.

Return Privilege

Within 10 days after you receive the contract (or such longer period as may be required by applicable law), you may cancel it for any reason by delivering or mailing it postage prepaid, to:

                  Genworth Life and Annuity Insurance Company
                             Annuity New Business
                            6610 West Broad Street
                           Richmond, Virginia 23230

If you cancel your contract, it will be void. Unless state law requires that we return your purchase payments, the amount of the refund you receive will equal the Contract Value as of the Valuation Day our Home Office receives the returned contract plus any adjustments required by applicable law or regulation on the date we receive the contract, but without reduction for any surrender charge. If state law requires that we return your purchase payments, the amount of the refund will equal the purchase payments made less any partial withdrawals you previously made. In certain states, you may have more than 10 days to return the contract for a refund.

State Regulation

As a life insurance company organized and operated under the laws of the Commonwealth of Virginia, we are subject to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State Corporation Commission of the Commonwealth of Virginia at all times. That Commission conducts a full examination of our operations at least every five years.

Evidence of Death, Age, Gender, Marital Status or Survival

We may require proof of the age, gender, marital status or survival of any person or persons before acting on any applicable contract provision.

Records and Reports

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a breakdown of the assets in each Subaccount and the Guarantee Account. The report also will show purchase payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each portfolio underlying a Subaccount to which you have allocated assets, as required by the 1940 Act. In addition you will receive a written confirmation when you make purchase payments, transfers, or take partial withdrawals.

Other Information

We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

Legal Proceedings

We face a significant risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products, recommending unsuitable products to customers and breaching fiduciary or other duties to customers. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, including punitive and treble damages, which may remain unknown for substantial periods of time. We are also subject to various regulatory inquiries, such as information requests, subpoenas and books and record examinations, from state and federal regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.

Recently, the insurance industry has become the focus of increased scrutiny by regulatory and law enforcement authorities concerning certain practices within the insurance industry. In this regard, in May 2005, Genworth Financial, Inc. ("Genworth") received a subpoena from the Northeast Regional Office of the SEC, requiring the production of documents related to "certain loss mitigation insurance products," such as finite risk reinsurance. In the subpoena, Genworth is defined as including, among other things, its subsidiaries and affiliates. We cooperated with Genworth in connection with Genworth's response to the SEC's subpoena in June and July 2005 and will cooperate with respect to any follow-up requests or inquiries. Additionally, in May and June 2005, we received information requests from the State of Delaware Department of Insurance and the State of Connecticut Insurance Department on the same general subject, to which we responded. We will cooperate with respect to any follow-up requests or inquiries. In 2005, GE received a subpoena from the United States Attorney's Office for the Southern District of New York, also on the same general subject. In the subpoena, GE is defined as including, among other things, its subsidiaries and affiliates. We cooperated with GE in connection with GE's response to the subpoena and will cooperate with respect to any follow-up requests or inquiries.

We cannot ensure that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to further investigations and have lawsuits filed against us. In addition, increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operations.

Capital Brokerage Corporation is not in any pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us.

Although it is not anticipated that these developments will have an adverse impact on us, or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

APPENDIX A

The Death Benefit

The example of the Basic Death Benefit is for contracts issued on or after May 15, 2001, or the date on which state insurance authorities approve applicable state modifications.

The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Example:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional purchase payments and takes no partial withdrawals;

   (3) is not subject to premium taxes; and

   (4) the Annuitant is age 75 on the Contract Date then:

                             Purchase
                             Payments
Annuitant's End of Contract Accumulated     Basic
    Age      Year   Value      at 5%    Death Benefit
-----------------------------------------------------
    76        1    $103,000  $105,000     $105,000
    77        2     110,000   110,250      110,250
    78        3      80,000   115,763      115,763
    79        4     120,000   121,551      121,551
    80        5     130,000   127,628      130,000
    81        6     150,000   127,628      150,000
    82        7     160,000   127,628      160,000
    83        8     130,000   127,628      130,000
-----------------------------------------------------

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) will reduce the Basic Death Benefit by the proportion that the partial withdrawal (including any applicable surrender charge and any premium tax assessed) reduces your Contract Value. For example:

        Purchase Contract     Basic
 Date   Payment   Value   Death Benefit
---------------------------------------
3/31/07 $10,000  $10,000     $10,000
3/31/15           20,000      20,000
3/31/16           14,000      10,000
---------------------------------------

If a partial withdrawal of $7,000 is made on March 31, 2016, the Basic Death Benefit immediately after the partial withdrawal will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% by the partial withdrawal ($14,000 to $7,000).

This is true only if the Basic Death Benefit immediately prior to the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that both the Annuitant and Joint Annuitant are younger than age 80 at the time of death, that no surrender charge applies, and that no premium tax applies to the partial withdrawal. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

The example of the Basic Death Benefit is for contracts issued prior to May 15, 2001, or the date on which state insurance authorities approve applicable contract modifications.

The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Example:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional purchase payments and takes no partial withdrawals;

   (3) is not subject to premium taxes;

   (4) the Annuitant's age is 75 on the Contract Date; and

   (5) we receive due proof of death on the date of death then:

                             Purchase
                             Payments
End of Annuitant's Contract Accumulated     Basic
 Year      Age      Value      at 5%    Death Benefit
-----------------------------------------------------
  1        76      $103,000  $105,000     $105,000
  2        77       112,000   110,250      112,000
  3        78        90,000   115,763      115,763
  4        79       135,000   121,551      135,000
  5        80       130,000   127,628      135,000
  6        81       150,000   127,628      150,000
  7        82       125,000   127,628      135,000
  8        83       145,000   127,628      145,000
-----------------------------------------------------

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) will reduce the Basic Death Benefit by the proportion that the partial withdrawal (including any surrender charge) reduces your Contract Value. For example:

        Purchase Contract     Basic
 Date   Payment   Value   Death Benefit
---------------------------------------
3/31/07 $10,000  $10,000     $10,000
3/31/15      --   20,000      20,000
3/31/16      --   14,000      10,000
---------------------------------------

If a partial withdrawal of $7,000 is made on March 31, 2016, the Basic Death Benefit immediately after the partial withdrawal will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% by the partial withdrawal ($14,000 to $7,000). (This assumes that the Basic Death Benefit immediately before the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of death (i.e., part "a" under the calculation above). It also assumes that the Annuitant and any Joint Annuitant were both younger than age 80 at issue, that no surrender charge applies, and that no premium tax applies to the partial withdrawal.) This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

Optional Death Benefit

The following example shows how the Optional Death Benefit works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 70 at the time of issue. In addition, the example assumes that the:

   (1) owner purchases the contract for $100,000;

   (2) contract earns a 0% gross return (-2.69% net of fees for the mortality and expense risk charge, administrative expense charge, underlying Portfolio expenses and the Optional Death Benefit rider);

   (3) owner makes no additional purchase payments;

   (4) owner takes annual partial withdrawals equal to 6% of purchase payments; and

   (5) contract is not subject to premium taxes.

                    Partial
End of Annuitant's Withdrawal Contract   Optional
 Year      Age       Amount    Value   Death Benefit
----------------------------------------------------
           70            --   $100,000   $100,000
  1        71        $6,000     91,310    100,000
  2        72         6,000     82,854    100,000
  3        73         6,000     74,625    100,000
  4        74         6,000     66,618    100,000
  5        75         6,000     58,826    100,000
  6        76         6,000     51,243    100,000
  7        77         6,000     43,865    100,000
  8        78         6,000     36,685    100,000
----------------------------------------------------

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) amounting to 6% or less of purchase payments annually will reduce the Optional Death Benefit on a non pro-rata (dollar-for-dollar) basis. Therefore, in the example above, though a $6,000 partial withdrawal is made at the end of year 1, the Optional Death Benefit rider immediately after the partial withdrawal is still equal to $100,000 since the benefit is reduced only by the same dollar amount of the partial withdrawal.

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) exceeding 6% of purchase payments in any year will reduce the Optional Death Benefit rider on a pro-rata basis (by the proportion that the partial withdrawal, including any surrender charges and any premium taxes assessed) reduces your Contract Value. For example:

        Purchase Contract   Optional
 Date   Payment   Value   Death Benefit
---------------------------------------
3/31/07 $10,000  $10,000     $10,000
3/31/15      --   20,000      20,000
3/31/16      --   14,000      10,000
---------------------------------------

Therefore, if a $7,000 partial withdrawal is made on March 31, 2016, the Optional Death Benefit rider immediately after the partial withdrawal will be $10,000 (50% of $20,000) since the Contract Value ($14,000) is reduced by 50% by the partial withdrawal ($7,000). This is true only if the Optional Death Benefit immediately prior to the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that no surrender charges and no premium taxes apply to the partial withdrawal.

Optional Enhanced Death Benefit

The following example shows how the Optional Enhanced Death Benefit works based on purely hypothetical values. It is not intended to depict investment performance of the contract. This example assumes an owner purchases a contract with an Annuitant age 65 at the time of issue, and that he or she takes no partial withdrawals before the Annuitant's death.

                 Purchase Contract           Death   Optional Enhanced
          Date   Payment   Value     Gain   Benefit    Death Benefit
         -------------------------------------------------------------
         8/01/07 $100,000 $100,000 $      0 $100,000      $     0
         8/01/27           300,000  200,000  300,000       70,000
         -------------------------------------------------------------

The Annuitant's death and notification of the death occur on August 1, 2027. At that time, 40% of the earnings or "gain" ($200,000) is $80,000. However, since the Optional Enhanced Death Benefit under this age scenario cannot exceed 70% of the purchase payments paid ($100,000) under this age scenario, the Optional Enhanced Death Benefit in this example will be $70,000.

APPENDIX B

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges.

The Accumulation Unit values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:

                   Each Annuitant age 70 or younger at issue

                                                                                                   Number of
                                                                 Accumulation      Accumulation  Accumulation
                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                   Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                     $14.63            $16.28         227,773   2006
                                                                     14.09             14.63         259,403   2005
                                                                     12.90             14.09         258,935   2004
                                                                     10.00             12.90         105,970   2003
-------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares               6.61              6.92       1,918,526   2006
                                                                      6.16              6.61       1,408,972   2005
                                                                      5.87              6.16       1,622,308   2004
                                                                      4.60              5.87       1,804,935   2003
                                                                      6.17              4.60       1,662,052   2002
                                                                      8.17              6.17       1,178,042   2001
                                                                     10.00              8.17         182,931   2000
-------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series 1 shares                       10.00             10.81       1,200,046   2006
-------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares             12.32             15.52         395,566   2006
                                                                     10.63             12.32         281,122   2005
                                                                     10.00             10.63          12,535   2004
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B           13.93             14.87          38,867   2006
                                                                     13.64             13.93          49,963   2005
                                                                     13.18             13.64          57,105   2004
                                                                     10.00             13.18          61,807   2003
-------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B           11.92             13.74       4,339,608   2006
                                                                     11.57             11.92       5,073,128   2005
                                                                     10.56             11.57       5,664,956   2004
                                                                      8.11             10.56       6,291,612   2003
                                                                     10.59              8.11       5,560,666   2002
                                                                     10.74             10.59       2,564,812   2001
                                                                     10.00             10.74         111,233   2000
-------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B         12.10             16.10       1,151,731   2006
                                                                     10.54             12.10         540,189   2005
                                                                     10.00             10.54          11,632   2004
-------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B             6.52              6.38       1,866,223   2006
                                                                      5.77              6.52       2,060,844   2005
                                                                      5.40              5.77       2,271,549   2004
                                                                      4.45              5.40       2,454,099   2003
                                                                      6.53              4.45       2,672,956   2002
                                                                      8.02              6.53       2,070,574   2001
                                                                     10.00              8.02         560,937   2000
-------------------------------------------------------------------------------------------------------------------

                                                                                                              Number of
                                                                            Accumulation      Accumulation  Accumulation
                                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                                              Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                      $ 8.49            $ 9.24        430,802    2006
                                                                                 8.22              8.49        462,188    2005
                                                                                 7.29              8.22        694,933    2004
                                                                                 4.98              7.29        594,269    2003
                                                                                 7.44              4.98        441,575    2002
                                                                                 8.67              7.44        332,400    2001
                                                                                10.00              8.67         35,167    2000
------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                       9.96              9.96         28,516    2006
                                                                                10.00              9.96         13,595    2005
------------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                           10.99             13.17        128,090    2006
                                                                                10.87             10.99         71,429    2005
                                                                                10.00             10.87         53,823    2004
------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                     11.06             12.68         52,400    2006
                                                                                10.00             11.06         15,084    2005
------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                      11.82             12.44         78,587    2006
                                                                                10.86             11.82         14,558    2005
                                                                                10.00             10.86          3,550    2004
------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                   12.16             13.45         99,349    2006
                                                                                11.21             12.16        100,305    2005
                                                                                10.00             11.21         30,059    2004
------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                      14.56             15.22        618,540    2006
                                                                                13.76             14.56        753,968    2005
                                                                                12.36             13.76        633,968    2004
                                                                                10.00             12.36        406,446    2003
------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --         18.10             21.97        838,642    2006
   Class B                                                                      15.37             18.10        725,361    2005
                                                                                13.39             15.37        630,057    2004
                                                                                10.00             13.39        230,441    2003
------------------------------------------------------------------------------------------------------------------------------
Dreyfus
------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares           6.09              6.55        692,607    2006
                                                                                 5.97              6.09        731,935    2005
                                                                                 5.70              5.97        769,616    2004
                                                                                 4.60              5.70        805,524    2003
                                                                                 6.57              4.60        818,129    2002
                                                                                 8.61              6.57        675,418    2001
                                                                                10.00              8.61         19,494    2000
------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  10.48             10.89        635,402    2006
                                                                                10.24             10.48        664,782    2005
                                                                                10.11             10.24        355,159    2004
                                                                                 9.97             10.11         76,569    2003
                                                                                10.00              9.97             --    2002
------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                             14.69             14.47        166,848    2006
                                                                                13.94             14.69        166,296    2005
                                                                                13.32             13.94        178,311    2004
                                                                                10.40             13.32        158,231    2003
                                                                                10.00             10.40             --    2002
------------------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
----------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                   $10.84            $11.29           5,532   2006
                                                                        10.63             10.84           2,735   2005
                                                                        10.00             10.63           2,802   2004
----------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                  12.04             13.11         969,787   2006
                                                                        11.95             12.04       1,154,902   2005
                                                                        11.01             11.95       1,327,126   2004
                                                                         9.18             11.01       1,277,996   2003
                                                                         9.19              9.18         809,652   2002
                                                                         9.21              9.19         267,415   2001
                                                                        10.00              9.21          33,278   2000
----------------------------------------------------------------------------------------------------------------------
  Federated Kaufman Fund II -- Service Shares                           16.39             18.50         564,697   2006
                                                                        15.01             16.39         581,184   2005
                                                                        13.31             15.01         560,782   2004
                                                                        10.00             13.31         342,976   2003
----------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                    10.59             11.18          65,154   2006
                                                                        10.36             10.59          63,676   2005
                                                                        10.00             10.36          48,969   2004
----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             10.00             10.43           5,757   2006
----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        11.85             13.00       4,751,403   2006
                                                                        10.31             11.85       5,186,128   2005
                                                                         9.09             10.31       4,170,897   2004
                                                                         7.20              9.09       3,764,847   2003
                                                                         8.08              7.20       2,682.748   2002
                                                                         9.38              8.08       1,382,517   2001
                                                                        10.00              9.38         211,423   2000
----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         14.04             15.74          49,905   2006
                                                                        11.81             14.04          35,480   2005
                                                                        11.84             11.81          12,339   2004
                                                                        10.00             11.84           2,147   2003
----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        12.27             14.50       3,532,135   2006
                                                                        11.80             12.27       3,664,645   2005
                                                                        10.77             11.80       3,832,777   2004
                                                                         8.41             10.77       3,817,787   2003
                                                                        10.31              8.41       2,766,772   2002
                                                                        11.04             10.31       1,247,800   2001
                                                                        10.00             11.04         109,912   2000
----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                6.43              6.74       2,632,199   2006
                                                                         6.18              6.43       2,994,132   2005
                                                                         6.09              6.18       3,501,737   2004
                                                                         4.66              6.09       3,867,958   2003
                                                                         6.79              4.66       3,350,454   2002
                                                                         8.39              6.79       1,934,977   2001
                                                                        10.00              8.39         306,801   2000
----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                       9.60             10.67         965,066   2006
                                                                         9.07              9.60       1,088,443   2005
                                                                         8.73              9.07       1,246,633   2004
                                                                         7.18              8.73       1,296,093   2003
                                                                         8.76              7.18       1,005,224   2002
                                                                         9.78              8.76         566,471   2001
                                                                        10.00              9.78          53,009   2000
----------------------------------------------------------------------------------------------------------------------

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                  $17.53            $19.41       3,429,178   2006
                                                             15.08             17.53       4,262,791   2005
                                                             12.28             15.08       4,212,965   2004
                                                              9.02             12.28       4,191,431   2003
                                                             10.18              9.02       3,315,853   2002
                                                             10.71             10.18       1,749,762   2001
                                                             10.00             10.71         243,434   2000
-----------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2          11.37             12.99          29,408   2006
                                                             11.27             11.37          38,577   2005
                                                             10.00             11.27          20,713   2004
-----------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares          10.40             12.12       1,692,353   2006
                                                             10.00             10.40         227,416   2005
-----------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares            14.58             17.01         289,633   2006
                                                             13.39             14.58              --   2005
                                                             12.07             13.39              --   2004
                                                              9.79             12.07              --   2003
                                                             10.00              9.79              --   2002
-----------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares         10.00             11.05         170,313   2006
-----------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
-----------------------------------------------------------------------------------------------------------
  Income Fund                                                11.12             11.43         712,541   2006
                                                             11.06             11.12         758,012   2005
                                                             10.86             11.06         870,915   2004
                                                             10.64             10.86         966,837   2003
                                                             10.00             10.64         518,423   2002
-----------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund                                        15.53             16.58       2,214,256   2006
                                                             14.11             15.53       2,575,427   2005
                                                             12.34             14.11       2,907,866   2004
                                                              9.43             12.34       3,087,251   2003
                                                             11.10              9.43       2,414,851   2002
                                                             11.23             11.10         952,179   2001
                                                             10.00             11.23          31,009   2000
-----------------------------------------------------------------------------------------------------------
  Money Market Fund                                          10.48             10.80       2,237,322   2006
                                                             10.35             10.48       2,131,071   2005
                                                             10.41             10.35       2,478,586   2004
                                                             10.48             10.41       3,852,162   2003
                                                             10.49             10.48       4,808,269   2002
                                                             10.24             10.49       2,491,737   2001
                                                             10.00             10.24         279,223   2000
-----------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund                                  8.79              9.45       1,796,592   2006
                                                              8.81              8.79       2,235,864   2005
                                                              8.36              8.81       2,525,176   2004
                                                              6.58              8.36       2,898,879   2003
                                                              8.46              6.58       1,851,265   2002
                                                              9.46              8.46         679,903   2001
                                                             10.00              9.46          56,621   2000
-----------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund                                17.93             23.49         682,464   2006
                                                             16.28             17.93         597,987   2005
                                                             12.49             16.28         608,444   2004
                                                             10.00             12.49         213,635   2003
-----------------------------------------------------------------------------------------------------------

                                                                             Number of
                                           Accumulation      Accumulation  Accumulation
                                          Unit Values at    Unit Values at   Units at
Subaccounts                             Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                       $ 8.46            $ 9.62       6,115,577   2006
                                                8.22              8.46       7,010,803   2005
                                                7.55              8.22       8,023,430   2004
                                                5.98              7.55       8,649,924   2003
                                                7.82              5.98       6,212,679   2002
                                                9.04              7.82       3,034,072   2001
                                               10.00              9.04         306,192   2000
---------------------------------------------------------------------------------------------
  Small-Cap Equity Fund                        15.63             17.44       1,962,075   2006
                                               14.48             15.63      02,295,854   2005
                                               12.77             14.48       2,477,206   2004
                                               10.45             12.77       2,484,150   2003
                                               12.31             10.45       1,979,892   2002
                                               11.37             12.31         603,772   2001
                                               10.00             11.37          16,880   2000
---------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares          11.86             13.29      28,929,206   2006
                                               11.62             11.86       1,407,131   2005
                                               10.90             11.62       1,323,234   2004
                                               10.00             10.90         614,846   2003
---------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares          10.00             10.62           1,291   2006
---------------------------------------------------------------------------------------------
  U.S. Equity Fund                              9.22             10.54       1,757,068   2006
                                                9.13              9.22       1,726,724   2005
                                                8.57              9.13       1,884,506   2004
                                                7.06              8.57       2,081,073   2003
                                                8.87              7.06       1,679,606   2002
                                                9.84              8.87         596,270   2001
                                               10.00              9.84          30,567   2000
---------------------------------------------------------------------------------------------
  Value Equity Fund                             9.80             11.38       1,151,042   2006
                                                9.56              9.80       1,241,042   2005
                                                8.86              9.56       1,309,833   2004
                                                7.25              8.86         290,905   2003
                                                8.93              7.25         886,780   2002
                                                9.93              8.93         321,742   2001
                                               10.00              9.93          16,212   2000
---------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
---------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund             11.39             13.03         358,637   2006
                                               10.00             11.39         179,288   2005
---------------------------------------------------------------------------------------------
Janus Aspen Series
---------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares         10.50             11.42       4,673,247   2006
                                                9.90             10.50       5,147,580   2005
                                                9.28              9.90       5,770,002   2004
                                                8.28              9.28       6,256,244   2003
                                                9.01              8.28       4,985,061   2002
                                                9.62              9.01       2,682,847   2001
                                               10.00              9.62         280,452   2000
---------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares             8.22              8.83       1,226,271   2006
                                                7.41              8.22       1,363,574   2005
                                                6.38              7.41       1,543,318   2004
                                                5.39              6.38       1,782,763   2003
                                                6.50              5.39       1,974,833   2002
                                                8.45              6.50       1,732,144   2001
                                               10.00              8.45         524,387   2000
---------------------------------------------------------------------------------------------

                                                                                         Number of
                                                       Accumulation      Accumulation  Accumulation
                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                         Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------
  Global Life Sciences Portfolio -- Service Shares        $ 9.44            $ 9.88         298,394   2006
                                                            8.53              9.44         428,782   2005
                                                            7.58              8.53         426,999   2004
                                                            6.10              7.58         478,853   2003
                                                            8.79              6.10         559,790   2002
                                                           10.72              8.79         490,003   2001
                                                           10.00             10.72         120,366   2000
---------------------------------------------------------------------------------------------------------
  Global Technology Portfolio -- Service Shares             3.76              3.99         702,161   2006
                                                            3.42              3.76         785,858   2005
                                                            3.45              3.42         963,374   2004
                                                            2.39              3.45       1,112,740   2003
                                                            4.11              2.39       1,071,043   2002
                                                            6.66              4.11         972,418   2001
                                                           10.00              6.66         284,186   2000
---------------------------------------------------------------------------------------------------------
  International Growth Portfolio -- Service Shares          8.99             12.99       1,093,339   2006
                                                            6.92              8.99       1,344,688   2005
                                                            5.92              6.92       1,645,439   2004
                                                            4.47              5.92       1,930,931   2003
                                                            6.11              4.47       1,779,820   2002
                                                            8.10              6.11       1,007,056   2001
                                                           10.00              8.10         214,995   2000
---------------------------------------------------------------------------------------------------------
  Large Cap Growth Portfolio -- Service Shares              6.06              6.63       1,067,723   2006
                                                            5.91              6.06       1,220,770   2005
                                                            5.76              5.91       1,455,038   2004
                                                            4.45              5.76       1,863,544   2003
                                                            6.16              4.45       2,035,353   2002
                                                            8.33              6.16       1,965,673   2001
                                                           10.00              8.33         513,258   2000
---------------------------------------------------------------------------------------------------------
  Mid Cap Growth Portfolio -- Service Shares                4.87              5.44       1,389,990   2006
                                                            4.41              4.87       1,583,600   2005
                                                            3.72              4.41       1,906,646   2004
                                                            2.80              3.72       2,012,209   2003
                                                            3.96              2.80       2,245,993   2002
                                                            6.65              3.96       1,979,778   2001
                                                           10.00              6.65         507,673   2000
---------------------------------------------------------------------------------------------------------
  Worldwide Growth Portfolio -- Service Shares              5.95              6.91       1,341,807   2006
                                                            5.72              5.95       1,656,643   2005
                                                            5.56              5.72       1,951,656   2004
                                                            4.56              5.56       2,228,431   2003
                                                            6.23              4.56       2,503,755   2002
                                                            8.18              6.23       2,117,193   2001
                                                           10.00              8.18         562,276   2000
---------------------------------------------------------------------------------------------------------

                                                                                                              Number of
                                                                            Accumulation      Accumulation  Accumulation
                                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                                              Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust/1/
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II         $14.55            $15.87         116,288   2006
                                                                                13.47             14.55         108,862   2005
                                                                                12.57             13.47         122,102   2004
                                                                                10.00             12.57          76,470   2003
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Capital and Income Portfolio -- Class II         10.56             11.68          33,112   2006
                                                                                10.00             10.56             323   2005
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I           14.06             16.33         205,899   2006
                                                                                13.76             14.06         243,202   2005
                                                                                12.93             13.76         256,500   2004
                                                                                10.00             12.93         227,655   2003
------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                   6.31              6.67       1,482,803   2006
                                                                                 6.14              6.31       1,691,836   2005
                                                                                 5.72              6.14       1,938,611   2004
                                                                                 4.74              5.72       2,370,780   2003
                                                                                 6.66              4.74       2,157,083   2002
                                                                                 8.99              6.66       1,370,095   2001
                                                                                10.00              8.99         247,509   2000
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                          8.75              9.71         871,916   2006
                                                                                 8.30              8.75       1,029,689   2005
                                                                                 7.58              8.30       1,160,042   2004
                                                                                 6.32              7.58       1,311,182   2003
                                                                                 8.14              6.32       1,008,165   2002
                                                                                 9.85              8.14         591,306   2001
                                                                                10.00              9.85          54,705   2000
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                            8.00              8.90       1,367,977   2006
                                                                                 7.73              8.00       1,521,999   2005
                                                                                 7.39              7.73       1,867,578   2004
                                                                                 5.62              7.39       2,279,851   2003
                                                                                 8.37              5.62       1,656,107   2002
                                                                                 8.97              8.37         643,039   2001
                                                                                10.00              8.97          94,589   2000
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                            12.66             13.92          54,884   2006
                                                                                12.53             12.66          32,353   2005
                                                                                11.46             12.53           2,381   2004
                                                                                10.03             11.46           2,387   2003
                                                                                10.00             10.03              --   2002
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                               11.34             14.63       1,444,559   2006
                                                                                 9.87             11.34       1,618,807   2005
                                                                                 7.72              9.87       1,677,092   2004
                                                                                 5.78              7.72       1,772,464   2003
                                                                                 7.61              5.78       1,379,854   2002
                                                                                10.23              7.61         973,433   2001
                                                                                10.00             10.23           7,405   2000
------------------------------------------------------------------------------------------------------------------------------

/1/Legg Mason executed a reorganization of its fund operations effective April
   28, 2007. As a result of this reorganization, the following transactions were effected:

   Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Fundamental Value Portfolio;

   Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Capital and Income Portfolio; and

   Legg Mason Partners Variable Portfolios II -- Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Aggressive Growth Portfolio.

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                       $11.18            $12.21         209,904   2006
                                                                        10.95             11.18         207,455   2005
                                                                        10.00             10.95          98,816   2004
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares            13.84             14.68         142,776   2006
                                                                        13.40             13.84         147,798   2005
                                                                        12.76             13.40         162,335   2004
                                                                         9.91             12.76         123,947   2003
                                                                        10.00              9.91              --   2002
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares               11.53             13.33       3,490,142   2006
                                                                        10.26             11.53       4,080,686   2005
                                                                         8.76             10.26       4,391,948   2004
                                                                         6.23              8.76       3,920,479   2003
                                                                         8.14              6.23       2,869.699   2002
                                                                         9.41              8.14       1,175,084   2001
                                                                        10.00              9.41          68,997   2000
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                      8.78             10.04       2,346,882   2006
                                                                         8.52              8.78       2,662,363   2005
                                                                         7.93              8.52       2,970,641   2004
                                                                         6.37              7.93       3,157,518   2003
                                                                         7.98              6.37       2,417.368   2002
                                                                         9.03              7.98       1,249,865   2001
                                                                        10.00              9.03         114,394   2000
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares           16.99             19.19         341,088   2006
                                                                        15.72             16.99         298,597   2005
                                                                        13.39             15.72         361,665   2004
                                                                         9.43             13.39         153,150   2003
                                                                        10.00              9.43              --   2002
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                          15.57             15.75          63,671   2006
                                                                        14.11             15.57          57,536   2005
                                                                        12.00             14.11          39,375   2004
                                                                        10.00             12.00          31,218   2003
----------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                           10.41             10.72         153,555   2006
                                                                        10.00             10.41         207,741   2005
----------------------------------------------------------------------------------------------------------------------
  Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative         12.73             12.81         341,997   2006
   Class Shares                                                         12.29             12.73         452,852   2005
                                                                        11.82             12.29         434,475   2004
                                                                        11.74             11.82         467,831   2003
                                                                        11.01             11.74         332,618   2002
                                                                        10.39             11.01          60,992   2001
                                                                        10.00             10.39             278   2000
----------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                   13.04             14.01       2,050,430   2006
                                                                        12.72             13.04       2,414,508   2005
                                                                        11.79             12.72       2,804,221   2004
                                                                         9.74             11.79       3,059,826   2003
                                                                        10.01              9.74       1,559,690   2002
                                                                         9.93             10.01         455,975   2001
                                                                        10.00              9.93          14,696   2000
----------------------------------------------------------------------------------------------------------------------

                                                                                                           Number of
                                                                         Accumulation      Accumulation  Accumulation
                                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                                           Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares        $15.00            $14.95       1,093,839   2006
                                                                             14.54             15.00       1,276,247   2005
                                                                             13.73             14.54       1,554,613   2004
                                                                             13.41             13.73       1,894,983   2003
                                                                             11.58             13.41       2,265,357   2002
                                                                             11.11             11.58         734,864   2001
                                                                             10.00             11.11          46,012   2000
---------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                       9.99             10.23          82,073   2006
                                                                             10.00              9.99          30,723   2005
---------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      13.08             13.39       5,733,934   2006
                                                                             12.97             13.08       6,348,660   2005
                                                                             12.55             12.97       7,036,237   2004
                                                                             12.13             12.55       7,871,654   2003
                                                                             11.29             12.13       6,050,592   2002
                                                                             10.58             11.29       1,662,057   2001
                                                                             10.00             10.58          89,120   2000
---------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
---------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II                                             14.65             14.63          26,636   2006
                                                                             13.04             14.65          29,925   2005
                                                                             12.12             13.04           9,471   2004
                                                                             10.00             12.12           1,465   2003
---------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II                                 16.74             18.73         287,252   2006
                                                                             14.01             16.74         108,719   2005
                                                                             12.33             14.01           8,957   2004
                                                                             10.00             12.33           1,058   2003
---------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II                                    14.86             17.81         228,999   2006
                                                                             10.00             14.86          49,596   2005
---------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
---------------------------------------------------------------------------------------------------------------------------
  OTC Fund                                                                    3.60              3.75       1,096,561   2006
                                                                              3.61              3.60       1,057,008   2005
                                                                              3.35              3.61       1,437,477   2004
                                                                              2.34              3.35       2,012,893   2003
                                                                              3.89              2.34       1,244,185   2002
                                                                              6.09              3.89         985,138   2001
                                                                             10.00              6.09         305,802   2000
---------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
---------------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                                      12.29             14.05       1,760,111   2006
                                                                             11.99             12.29       1,995,664   2005
                                                                             10.36             11.99       2,063,852   2004
                                                                              8.05             10.36       1,196,175   2003
                                                                             10.00              8.05         221,211   2002
---------------------------------------------------------------------------------------------------------------------------
  Strategic Growth Portfolio -- Class II Shares                              10.14             10.25         373,689   2006
                                                                              9.56             10.14         432,422   2005
                                                                              9.09              9.56         460,774   2004
                                                                              7.26              9.09         398,198   2003
                                                                             10.00              7.26          74,860   2002
---------------------------------------------------------------------------------------------------------------------------

The following funds were added effective May 1, 2007. Therefore, no condensed financial information is available:

   Fidelity(R) Variable Insurance Products Fund -- VIP Investment Grade Bond Portfolio -- Service Class 2
   The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares
   XTF Advisors Trust -- ETF 60 Portfolio -- Class II Shares

                      Each Annuitant over age 70 at issue

                                                                                                   Number of
                                                                 Accumulation      Accumulation  Accumulation
                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                   Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                     $14.55            $16.16         297,278   2006
                                                                     14.04             14.55         319,251   2005
                                                                     12.89             14.04         243,024   2004
                                                                     10.00             12.89          60,892   2003
-------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares               6.53              6.83         853,057   2006
                                                                      6.11              6.53         722,162   2005
                                                                      5.83              6.11         739,787   2004
                                                                      4.58              5.83         753,640   2003
                                                                      6.15              4.58         490,960   2002
                                                                      8.16              6.15         409,321   2001
                                                                     10.00              8.16          82,708   2000
-------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series I shares                       10.00             10.79         445,607   2006
-------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares             12.30             15.46         278,352   2006
                                                                     10.63             12.30         125,130   2005
                                                                     10.00             10.63           9,877   2004
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B           14.21             15.14          40,926   2006
                                                                     13.94             14.21          32,039   2005
                                                                     13.50             13.94          24,392   2004
                                                                     10.00             13.50          10,640   2003
-------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B           11.79             13.56       2,175,689   2006
                                                                     11.47             11.79       2,330,524   2005
                                                                     10.49             11.47       2,489,918   2004
                                                                      8.07             10.49       2,585,197   2003
                                                                     10.56              8.07       1,951,504   2002
                                                                     10.73             10.56         825,837   2001
                                                                     10.00             10.73          42,936   2000
-------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B         12.07             16.03         759,114   2006
                                                                     10.54             12.07         257,907   2005
                                                                     10.00             10.54           4,986   2004
-------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B             6.45              6.30         882,920   2006
                                                                      5.71              6.45         965,778   2005
                                                                      5.36              5.71         952,418   2004
                                                                      4.42              5.36       1,076,259   2003
                                                                      6.51              4.42       1,159,015   2002
                                                                      8.01              6.51         813,964   2001
                                                                     10.00              8.01         184,885   2000
-------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B             8.39              9.12         108,321   2006
                                                                      8.14              8.39         122,293   2005
                                                                      7.24              8.14         185,390   2004
                                                                      4.95              7.24         196,320   2003
                                                                      7.42              4.95         134,844   2002
                                                                      8.66              7.42          62,503   2001
                                                                     10.00              8.66          14,994   2000
-------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                            9.95              9.93          50,719   2006
                                                                     10.00              9.95          31,593   2005
-------------------------------------------------------------------------------------------------------------------

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                         $10.96            $13.10        222,049    2006
                                                                               10.86             10.96        155,124    2005
                                                                               10.00             10.86         69,705    2004
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                    11.05             12.64        329,221    2006
                                                                               10.00             11.05         30,147    2005
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                     11.78             12.38         42,268    2006
                                                                               10.85             11.78         23,139    2005
                                                                               10.00             10.85          9,908    2004
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                  12.12             13.38         82,566    2006
                                                                               11.20             12.12         66,356    2005
                                                                               10.00             11.20         21,959    2004
-----------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
-----------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                     14.48             15.11        742,537    2006
                                                                               13.71             14.48        662,712    2005
                                                                               12.34             13.71        459,409    2004
                                                                               10.00             12.34        290,217    2003
-----------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable                  18.00             21.81        678,328    2006
   Series -- Class B                                                           15.32             18.00        519,231    2005
                                                                               13.37             15.32        311,963    2004
                                                                               10.00             13.37        115,018    2003
-----------------------------------------------------------------------------------------------------------------------------
Dreyfus
-----------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares          6.02              6.46         71,297    2006
                                                                                5.91              6.02        109,011    2005
                                                                                5.66              5.91        118,886    2004
                                                                                4.57              5.66        137,028    2003
                                                                                6.55              4.57        146,590    2002
                                                                                8.60              6.55        127,492    2001
                                                                               10.00              8.60         32,472    2000
-----------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-----------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                 10.40             10.79        799,823    2006
                                                                               10.19             10.40        755,703    2005
                                                                               10.08             10.19        560,106    2004
                                                                                9.96             10.08        132,120    2003
                                                                               10.00              9.96            208    2002
-----------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                            14.08             13.84         94,666    2006
                                                                               13.38             14.08         91,773    2005
                                                                               12.81             13.38         87,810    2004
                                                                               10.03             12.81         61,139    2003
                                                                               10.00             10.03          3,029    2002
-----------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
-----------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                           10.80             11.23          8,192    2006
                                                                               10.91             10.80          6,326    2005
                                                                               10.00             10.61            378    2004
-----------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
-----------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                         11.90             12.94        621,541    2006
                                                                               11.84             11.90        655,414    2005
                                                                               10.93             11.84        674,150    2004
                                                                                9.13             10.93        705,085    2003
                                                                                9.16              9.13        368,364    2002
                                                                                9.20              9.16        143,887    2001
                                                                               10.00              9.20         13,030    2000
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Federated Kaufman Fund II -- Service Shares                          $16.30            $18.37         398,029   2006
                                                                        14.96             16.30         402,757   2005
                                                                        13.29             14.96         327,625   2004
                                                                        10.00             13.29         150,615   2003
----------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                    10.55             11.12         162,659   2006
                                                                        10.35             10.55         150,696   2005
                                                                        10.00             10.35          28,367   2004
----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             10.00             10.41          17,743   2006
----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        11.72             12.83       2,628,360   2006
                                                                        10.22             11.72       2,807,286   2005
                                                                         9.03             10.22       2,009,536   2004
                                                                         7.16              9.03       1,707,386   2003
                                                                         8.06              7.16         918,624   2002
                                                                         9.37              8.06         476,256   2001
                                                                        10.00              9.37         144,834   2000
----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         13.97             15.62          84,650   2006
                                                                        11.77             13.97          71,052   2005
                                                                        11.82             11.77          47,213   2004
                                                                        10.00             11.82           1,184   2003
----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        12.14             14.31       2,261,504   2006
                                                                        11.70             12.14       2,141,457   2005
                                                                        10.70             11.70       2,170,766   2004
                                                                         8.37             10.70       2,023,475   2003
                                                                        10.28              8.37       1,288,935   2002
                                                                        11.03             10.28         570,855   2001
                                                                        10.00             11.03          40,470   2000
----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                6.35              6.66       1,167,973   2006
                                                                         6.13              6.35       1,301,266   2005
                                                                         6.04              6.13       1,558,308   2004
                                                                         4.64              6.04       1,629,161   2003
                                                                         6.77              4.64         974,269   2002
                                                                         8.39              6.77         603,088   2001
                                                                        10.00              8.39          60,848   2000
----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                       9.49             10.53         560,446   2006
                                                                         8.99              9.49         659,383   2005
                                                                         8.66              8.99         673,342   2004
                                                                         7.14              8.66         661,374   2003
                                                                         8.74              7.14         503,223   2002
                                                                         9.77              8.74         280,032   2001
                                                                        10.00              9.77          91,832   2000
----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              17.33             19.15       1,576,087   2006
                                                                        14.94             17.33       1,880,480   2005
                                                                        12.19             14.94       1,684,293   2004
                                                                         8.97             12.19       1,539,654   2003
                                                                        10.14              8.97         889,218   2002
                                                                        10.70             10.14         403,825   2001
                                                                        10.00             10.70          49,059   2000
----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     11.33             12.92          93,103   2006
                                                                        11.25             11.33          43,930   2005
                                                                        10.00             11.25          19,598   2004
----------------------------------------------------------------------------------------------------------------------

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares         $10.39            $12.08       1,879,990   2006
                                                             10.00             10.39         442,711   2005
-----------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares            14.49             16.86         296,871   2006
                                                             13.33             14.49              --   2005
                                                             12.04             13.33              --   2004
                                                              9.79             12.04              --   2003
                                                             10.00              9.79              --   2002
-----------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares         10.00             11.04          84,602   2006
-----------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
-----------------------------------------------------------------------------------------------------------
  Income Fund                                                11.04             11.33         647,969   2006
                                                             11.00             11.04         678,296   2005
                                                             10.82             11.00         769,960   2004
                                                             10.63             10.82         693,037   2003
                                                             10.00             10.63         216,173   2002
-----------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund                                        15.36             16.36       1,005,889   2006
                                                             13.98             15.36       1,129,943   2005
                                                             12.26             13.98       1,211,437   2004
                                                              9.38             12.26       1,248,595   2003
                                                             11.06              9.38         785,521   2002
                                                             11.22             11.06         319,791   2001
                                                             10.00             11.22          10,023   2000
-----------------------------------------------------------------------------------------------------------
  Money Market Fund                                          10.36             10.66       1,890,965   2006
                                                             10.25             10.36       1,382,399   2005
                                                             10.33             10.25       1,359,548   2004
                                                             10.43             10.33       1,519,238   2003
                                                             10.46             10.43       1,689,357   2002
                                                             10.23             10.46         671,871   2001
                                                             10.00             10.23          76,786   2000
-----------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund                                  8.70              9.32       1,008,161   2006
                                                              8.73              8.70       1,143,240   2005
                                                              8.30              8.73       1,196,020   2004
                                                              6.55              8.30       1,138,946   2003
                                                              8.44              6.55         454,718   2002
                                                              9.45              8.44         203,781   2001
                                                             10.00              9.45          12,182   2000
-----------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund                                17.83             23.32         429,320   2006
                                                             16.23             17.83         349,604   2005
                                                             12.47             16.23         282,415   2004
                                                             10.00             12.47          75,216   2003
-----------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                       8.36              9.49       3,204,836   2006
                                                              8.14              8.36       3,419,522   2005
                                                              7.50              8.14       3,703,435   2004
                                                              5.95              7.50       3,607,380   2003
                                                              7.79              5.95       2,153,221   2002
                                                              9.04              7.79       1,104,277   2001
                                                             10.00              9.04         135,750   2000
-----------------------------------------------------------------------------------------------------------
  Small Cap Equity Fund                                      15.45             17.21         873,848   2006
                                                             14.35             15.45         966,620   2005
                                                             12.68             14.35         983,471   2004
                                                             10.39             12.68         917,681   2003
                                                             12.27             10.39         528,246   2002
                                                             11.35             12.27         181,000   2001
                                                             10.00             11.35             154   2000
-----------------------------------------------------------------------------------------------------------

                                                                                         Number of
                                                       Accumulation      Accumulation  Accumulation
                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                         Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                     $12.37            $13.84       4,295,033   2006
                                                           12.14             12.37       4,051,644   2005
                                                           11.42             12.14       2,389,192   2004
                                                           10.00             11.42         492,594   2003
---------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                      10.00             10.60         665,525   2006
---------------------------------------------------------------------------------------------------------
  U.S. Equity Fund                                          9.12             10.41       1,328,304   2006
                                                            9.05              9.12       1,168,268   2005
                                                            8.51              9.05       1,249,399   2004
                                                            7.02              8.51       1,186,382   2003
                                                            8.85              7.02         791,025   2002
                                                            9.83              8.85         374,328   2001
                                                           10.00              9.83          84,230   2000
---------------------------------------------------------------------------------------------------------
  Value Equity Fund                                         9.69             11.23         570,875   2006
                                                            9.47              9.69         640,476   2005
                                                            8.79              9.47         683,944   2004
                                                            7.21              8.79         629,017   2003
                                                            8.90              7.21         400,281   2002
                                                            9.92              8.90         172,415   2001
                                                           10.00              9.92           4,061   2000
---------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
---------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                         11.37             12.98         288,095   2006
                                                           10.00             11.37         170,259   2005
---------------------------------------------------------------------------------------------------------
Janus Aspen Series
---------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                     10.38             11.27       2,327,390   2006
                                                            9.81             10.38       2,514,958   2005
                                                            9.21              9.81       2,632,474   2004
                                                            8.24              9.21       2,748,253   2003
                                                            8.98              8.24       1,917,665   2002
                                                            9.61              8.98         972,626   2001
                                                           10.00              9.61         201,522   2000
---------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                         8.13              8.72         568,787   2006
                                                            7.34              8.13         520,861   2005
                                                            6.33              7.34         500,456   2004
                                                            5.36              6.33         537,768   2003
                                                            6.48              5.36         425,478   2002
                                                            8.44              6.48         362,926   2001
                                                           10.00              8.44         112,111   2000
---------------------------------------------------------------------------------------------------------
  Global Life Sciences Portfolio -- Service Shares          9.33              9.75          54,080   2006
                                                            8.45              9.33          83,568   2005
                                                            7.53              8.45          95,439   2004
                                                            6.07              7.53         100,391   2003
                                                            8.76              6.07         101,020   2002
                                                           10.71              8.76         103,526   2001
                                                           10.00             10.71          23,012   2000
---------------------------------------------------------------------------------------------------------
  Global Technology Portfolio -- Service Shares             3.71              3.94         122,949   2006
                                                            3.39              3.71         173,502   2005
                                                            3.43              3.39         256,228   2004
                                                            2.38              3.43         467,996   2003
                                                            4.10              2.38         318,267   2002
                                                            6.65              4.10         185,853   2001
                                                           10.00              6.65          39,046   2000
---------------------------------------------------------------------------------------------------------

                                                                                                              Number of
                                                                            Accumulation      Accumulation  Accumulation
                                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                                              Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------------
  International Growth Portfolio -- Service Shares                             $ 8.89            $12.82        402,199    2006
                                                                                 6.86              8.89        483,616    2005
                                                                                 5.88              6.86        544,891    2004
                                                                                 4.44              5.88        593,422    2003
                                                                                 6.09              4.44        447,171    2002
                                                                                 8.09              6.09        264,963    2001
                                                                                10.00              8.09         43,422    2000
------------------------------------------------------------------------------------------------------------------------------
  Large Cap Growth Portfolio -- Service Shares                                   5.99              6.54        354,775    2006
                                                                                 5.86              5.99        422,265    2005
                                                                                 5.72              5.86        487,411    2004
                                                                                 4.42              5.72        585,098    2003
                                                                                 6.14              4.42        609,116    2002
                                                                                 8.32              6.14        521,222    2001
                                                                                10.00              8.32        129,483    2000
------------------------------------------------------------------------------------------------------------------------------
  Mid Cap Growth Portfolio -- Service Shares                                     4.82              5.37        418,227    2006
                                                                                 4.37              4.82        450,021    2005
                                                                                 3.69              4.37        484,273    2004
                                                                                 2.79              3.69        488,442    2003
                                                                                 3.95              2.79        458,916    2002
                                                                                 6.65              3.95        386,562    2001
                                                                                10.00              6.65         82,856    2000
------------------------------------------------------------------------------------------------------------------------------
  Worldwide Growth Portfolio -- Service Shares                                   5.88              6.82        461,665    2006
                                                                                 5.67              5.88        564,234    2005
                                                                                 5.52              5.67        658,083    2004
                                                                                 4.54              5.52        831,929    2003
                                                                                 6.21              4.54        844,883    2002
                                                                                 8.17              6.21        629,158    2001
                                                                                10.00              8.17        118,553    2000
------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust/1/
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II          14.47             15.75         72,150    2006
                                                                                13.42             14.47         57,145    2005
                                                                                12.55             13.42         40,148    2004
                                                                                10.00             12.55         17,895    2003
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Capital and Income Portfolio -- Class II         10.55             11.64         24,748    2006
                                                                                10.00             10.55          7,519    2005
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I           13.99             16.21        238,860    2006
                                                                                13.72             13.99        224,649    2005
                                                                                12.91             13.72        216,563    2004
                                                                                10.00             12.91        112,510    2003
------------------------------------------------------------------------------------------------------------------------------

/1/Legg Mason executed a reorganization of its fund operations effective April
   28, 2007. As a result of this reorganization, the following transactions were effected:

   Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Fundamental Value Portfolio;

   Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Capital and Income Portfolio; and

   Legg Mason Partners Variable Portfolios II -- Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Aggressive Growth Portfolio.

                                                                                                     Number of
                                                                   Accumulation      Accumulation  Accumulation
                                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                                     Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares        $ 6.24            $ 6.58         483,015   2006
                                                                        6.09              6.24         553,877   2005
                                                                        5.68              6.09         595,693   2004
                                                                        4.71              5.68         736,265   2003
                                                                        6.64              4.71         576,645   2002
                                                                        8.98              6.64         331,541   2001
                                                                       10.00              8.98          57,669   2000
---------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                 8.65              9.59         388,888   2006
                                                                        8.22              8.65         463,596   2005
                                                                        7.53              8.22         519,243   2004
                                                                        6.29              7.53         492,435   2003
                                                                        8.11              6.29         376,910   2002
                                                                        9.84              8.11         241,953   2001
                                                                       10.00              9.84           8,638   2000
---------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                   7.91              8.78         440,477   2006
                                                                        7.66              7.91         492,215   2005
                                                                        7.34              7.66         563,369   2004
                                                                        5.60              7.34         781,828   2003
                                                                        8.35              5.60         411,289   2002
                                                                        8.96              8.35         155,938   2001
                                                                       10.00              8.96          18,273   2000
---------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   12.58             13.80         238,364   2006
                                                                       12.47             12.58         184,506   2005
                                                                       11.43             12.47              --   2004
                                                                       10.02             11.43              --   2003
                                                                       10.00             10.02              --   2002
---------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                      11.21             14.43         745,308   2006
                                                                        9.78             11.21         713,275   2005
                                                                        7.66              9.78         758,073   2004
                                                                        5.75              7.66         730,480   2003
                                                                        7.59              5.75         501,656   2002
                                                                       10.22              7.59         303,903   2001
                                                                       10.00             10.22          32,271   2000
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                       11.14             12.14         221,729   2006
                                                                       10.93             11.14         240,371   2005
                                                                       10.00             10.93          92,893   2004
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares           13.44             14.23         146,163   2006
                                                                       13.04             13.44         172,010   2005
                                                                       12.44             13.04         153,599   2004
                                                                        9.69             12.44          56,951   2003
                                                                       10.00              9.69             100   2002
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares              11.40             13.15       1,371,472   2006
                                                                       10.17             11.40       1,561,191   2005
                                                                        8.70             10.17       1,576,650   2004
                                                                        6.19              8.70       1,142,590   2003
                                                                        8.12              6.19         691,046   2002
                                                                        9.40              8.12         276,877   2001
                                                                       10.00              9.40          35,315   2000
---------------------------------------------------------------------------------------------------------------------

                                                                                                                   Number of
                                                                                 Accumulation      Accumulation  Accumulation
                                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                                   Beginning of Period End of Period  End of Period
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                                 $ 8.78            $ 9.90       1,226,589
                                                                                      8.45              8.78       1,188,072
                                                                                      7.87              8.45       1,334,756
                                                                                      6.33              7.87       1,385,950
                                                                                      7.95              6.33       1,005,473
                                                                                      9.02              7.95         473,200
                                                                                     10.00              9.02          73,558
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                        16.83             18.98         272,856
                                                                                     15.61             16.83         246,928
                                                                                     13.32             15.61         299,183
                                                                                      9.40             13.32         120,040
                                                                                     10.00              9.40              --
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                                       15.43             15.58          32,136
                                                                                     14.02             15.43          30,769
                                                                                     11.94             14.02          32,334
                                                                                     10.00             11.94          17,789
-------------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                        10.40             10.69         129,746
                                                                                     10.00             10.40          92,471
-------------------------------------------------------------------------------------------------------------------------------
  Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares         12.59             12.65         116,523
                                                                                     12.18             12.59         143,405
                                                                                     11.74             12.18         131,657
                                                                                     11.68             11.74         154,491
                                                                                     10.98             11.68          82,184
                                                                                     10.38             10.98          16,136
                                                                                     10.00             10.38             929
-------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                                12.90             13.83       1,238,964
                                                                                     12.60             12.90       1,489,607
                                                                                     11.70             12.60       1,529,658
                                                                                      9.69             11.70       1,522,099
                                                                                      9.98              9.69         541,743
                                                                                      9.92              9.98         207,597
                                                                                     10.00              9.92          11,611
-------------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares                 14.84             14.76         843,560
                                                                                     14.41             14.84         955,206
                                                                                     13.63             14.41       1,080,903
                                                                                     13.35             13.63       1,205,322
                                                                                     11.55             13.35       1,088,846
                                                                                     11.10             11.55         386,285
                                                                                     10.00             11.10          15,494
-------------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                               9.97             10.19          96,774
                                                                                     10.00              9.97          70,624
-------------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                              12.94             13.21       3,911,844
                                                                                     12.85             12.94       4,195,522
                                                                                     12.46             12.85       4,038,116
                                                                                     12.07             12.46       4,353,956
                                                                                     11.26             12.07       2,751,630
                                                                                     10.57             11.26         810,937
                                                                                     10.00             10.57          58,869
-------------------------------------------------------------------------------------------------------------------------------



Subaccounts                                                                   Year
----------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                           2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
                                                                              2001
                                                                              2000
----------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                 2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
----------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                                2006
                                                                              2005
                                                                              2004
                                                                              2003
----------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                 2006
                                                                              2005
----------------------------------------------------------------------------------
  Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares  2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
                                                                              2001
                                                                              2000
----------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                         2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
                                                                              2001
                                                                              2000
----------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares          2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
                                                                              2001
                                                                              2000
----------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                       2006
                                                                              2005
----------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                       2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
                                                                              2001
                                                                              2000
----------------------------------------------------------------------------------

                                                                                      Number of
                                                    Accumulation      Accumulation  Accumulation
                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                      Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------
The Prudential Series Fund
------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II                       $14.57            $14.52          35,338   2006
                                                        13.00             14.57          49,435   2005
                                                        12.11             13.00           4,228   2004
                                                        10.00             12.11           1,832   2003
------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II            16.65             18.59         253,544   2006
                                                        13.97             16.65          52,020   2005
                                                        12.31             13.97           6,289   2004
                                                        10.00             12.31           2,027   2003
------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II               14.84             17.75         115,930   2006
                                                        10.00             14.84          37,836   2005
------------------------------------------------------------------------------------------------------
Rydex Variable Trust
------------------------------------------------------------------------------------------------------
  OTC Fund                                               3.56              3.70         394,344   2006
                                                         3.58              3.56         405,827   2005
                                                         3.33              3.58         524,995   2004
                                                         2.33              3.33         825,009   2003
                                                         3.88              2.33         329,408   2002
                                                         6.08              3.88         239,875   2001
                                                        10.00              6.08          82,259   2000
------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                 12.20             13.92       1,403,063   2006
                                                        11.92             12.20       1,340,627   2005
                                                        10.33             11.92       1,231,035   2004
                                                         8.03             10.33         667,800   2003
                                                        10.00              8.03         130,719   2002
------------------------------------------------------------------------------------------------------
  Strategic Growth Portfolio -- Class II Shares         10.06             10.15         156,886   2006
                                                         9.51             10.06         159,385   2005
                                                         9.06              9.51         179,786   2004
                                                         7.25              9.06         162,892   2003
                                                        10.00              7.25          28,218   2002
------------------------------------------------------------------------------------------------------

The following funds were added effective May 1, 2007. Therefore, no condensed financial information is available:

   Fidelity(R) Variable Insurance Products Fund -- VIP Investment Grade Bond Portfolio -- Service Class 2

   The Universal Institutional Funds, Inc. -- Equity and Income
   Portfolio -- Class II Shares

   XTF Advisors Trust -- ETF 60 Portfolio -- Class II Shares

TABLE OF CONTENTS

Statement of Additional Information

                                                                                                                 Page
The Company..................................................................................................... B-3

The Separate Account............................................................................................ B-3

Additional Information About the Guarantee Account.............................................................. B-3

The Contracts................................................................................................... B-3
   Transfer of Annuity Units.................................................................................... B-3
   Net Investment Factor........................................................................................ B-4

Termination of Participation Agreements......................................................................... B-4

Calculation of Performance Data................................................................................. B-5
   Subaccounts Investing in GE Investments Funds, Inc. -- Money Market Fund and the Dreyfus Variable Investment
     Fund -- Money Market Portfolio............................................................................. B-5
   Other Subaccounts............................................................................................ B-6
   Other Performance Data....................................................................................... B-7

Tax Matters..................................................................................................... B-7
   Taxation of Genworth Life and Annuity Insurance Company...................................................... B-7
   IRS Required Distributions................................................................................... B-8

General Provisions.............................................................................................. B-8
   Using the Contracts as Collateral............................................................................ B-8
   The Beneficiary.............................................................................................. B-8
   Non-Participating............................................................................................ B-8
   Misstatement of Age or Gender................................................................................ B-8
   Incontestability............................................................................................. B-8
   Statement of Values.......................................................................................... B-8
   Trust as Owner or Beneficiary................................................................................ B-8
   Written Notice............................................................................................... B-9

Legal Developments Regarding Employment-Related Benefit Plans................................................... B-9

Regulation of Genworth Life and Annuity Insurance Company....................................................... B-9

Experts......................................................................................................... B-9

Financial Statements............................................................................................ B-9

                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 352-9910.

Genworth Life and Annuity Insurance Company
Annuity New Business
6610 West Broad Street
Richmond, Virginia 23230

Please mail a copy of the Statement of Additional Information for the Separate Account Contract Form P1154 4/00 to:

Name: __________________________________________________________________________

Address: _______________________________________________________________________
                                          Street

________________________________________________________________________________
         City                 State                                    Zip

Signature of Requestor: ________________________________________________________
                                                 Date